united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 , Laurel MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 1/31/21

Item 1. Reports to Stockholders.

Arrow DWA Tactical: Balanced Fund

(formerly known as Arrow DWA Balanced Fund)

Arrow DWA Tactical: Macro Fund

(formerly known as Arrow DWA Tactical Fund)

Arrow DWA Tactical: Income Fund

(formerly known as Arrow Dynamic Income Fund)

Arrow Managed Futures Strategy Fund

Semi-Annual Report

January 31, 2021

1-877-277-6933

Distributed by Archer Distributors, LLC

Member FINRA

Arrow DWA Tactical: Balanced Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2021

The Fund’s performance figures* for the periods ended January 31, 2021, as compared to its benchmark:

						Annualized
			Annualized	Annualized	Annualized	Since Inception -
	Six Months	One Year	Three Year	Five Year	Ten Year	January 31, 2021
Arrow DWA Tactical: Balanced Fund - Class A **	7.79%	19.96%	4.40%	7.06%	5.08%	5.19%
Arrow DWA Tactical: Balanced Fund - Class A with load **	1.58%	13.04%	2.37%	5.80%	4.46%	4.76%
Arrow DWA Tactical: Balanced Fund - Class C **	7.49%	19.11%	3.65%	6.29%	4.31%	4.40%
Arrow DWA Tactical: Balanced Fund - Institutional Class Shares ***	7.99%	20.34%	4.69%	7.34%	N/A	5.69%
Morningstar Global Flexible Allocation EW Index	9.34%	7.84%	3.25%	6.90%	4.07%	4.03%** / 4.40%***

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 2.00% for Class A shares, 2.75% for Class C shares and 1.75% for the Institutional Class shares per the December 1, 2020 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75% and are subject to a maximum deferred sales charge of 1.00% of the original purchase price. Redemptions of any class of shares made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Financial Highlights.

**	Inception date is August 7, 2006 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

The Morningstar Global Flexible Allocation EW Index offers exposure to all of the major asset classes globally, but does not have a specific target asset allocation, thus may invest in variable proportions of stocks, bonds or cash. Investors cannot invest directly in an index.

The Fund’s holdings by asset class as of January 31, 2021 are as follows:

Asset Class *	% of Net Assets
Exchange Traded Funds
Fixed Income	27.9%
Equity	25.9%
Mixed Allocation	3.8%
Common Stocks
Consumer Discretionary	8.0%
Industrials	4.7%
Technology	3.1%
Materials	2.8%
Communications	1.9%
Financials	1.8%
Utilities	1.0%
Health Care	0.9%
Energy	0.2%
Purchased Put Options	0.8%
Money Market Funds	15.0%
Written Call Options	(0.9)%
Other Assets Less Liabilities	3.1%
100.0%

*	Does not include derivative investments.

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Arrow DWA Tactical: Macro Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2021

The Fund’s performance figures* for the periods ended January 31, 2021, as compared to its benchmark:

						Annualized
			Annualized	Annualized	Annualized	Since Inception -
	Six Months	One Year	Three Year	Five Year	Ten Year	January 31, 2021
Arrow DWA Tactical: Macro Fund - Class A **	10.55%	8.72%	1.65%	6.84%	5.65%	3.47%
Arrow DWA Tactical: Macro Fund - Class A with load **	4.19%	2.46%	-0.34%	5.58%	5.03%	2.99%
Arrow DWA Tactical: Macro Fund - Class C **	10.08%	7.86%	0.87%	6.03%	4.85%	2.69%
Arrow DWA Tactical: Macro Fund - Institutional Class Shares ***	10.64%	8.93%	1.86%	7.09%	N/A	6.80%
PCM Global Macro Index	1.05%	9.17%	-0.68%	3.06%	1.07%	4.36%** / 0.39%***

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 1.82% for Class A shares, 2.57% for Class C shares and 1.57% for the Institutional Class shares per the December 1, 2020 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75% and are subject to a maximum deferred sales charge of 1.00% of the original purchase price. Redemptions of any class of shares made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Financial Highlights.

**	Inception date is May 30, 2008 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

The objective of the PCM Global Macro Index is total return through broad asset classes including global equities, fixed income, major currencies, precious metals, and commodity ETFs. By using inverse ETFs, PCM’s Risk Management Overlay may allow the capture of positive returns in periods of falling markets. The index may hold long and inverse (short) positions simultaneously. This creates a multi -directional strategy, making it possible to have gains when markets decline. This index may rotate on a monthly basis. Investors cannot invest directly in an index.

The Fund’s holdings by asset class as of January 31, 2021 are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds
Equity	99.6%
Money Market Fund	0.6%
Liabilities in Excess of Other Assets	(0.2)%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Arrow DWA Tactical: Income Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2021

The Fund’s performance figures* for the periods ended January 31, 2021, as compared to its benchmark:

						Annualized
			Annualized	Annualized	Annualized	Since Inception -
	Six Months	One Year	Three Year	Five Year	Ten Year	January 31, 2021
Arrow DWA Tactical: Income Fund - Class A **	4.27%	-17.46%	-5.07%	-1.09%	-0.59%	-1.39%
Arrow DWA Tactical: Income Fund - Class A with load **	-1.79%	-22.19%	-6.94%	-2.25%	-1.18%	-1.83%
Arrow DWA Tactical: Income Fund - Class C **	3.79%	-18.10%	-5.76%	-1.84%	-1.34%	-2.12%
Arrow DWA Tactical Income Fund - Institutional Class Shares ***	4.31%	-17.30%	-4.78%	-0.83%	N/A	-0.40%
PCM Emerald Long/Short Debt HF Index	4.83%	4.54%	1.62%	2.54%	1.74%	3.56%** / 0.52%***

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. All total returns as indicated above are calculated using the traded Net Asset Value on July 31, 2020. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 3.19% for Class A shares, 3.94% for Class C shares and 2.94% for the Institutional Class shares per the December 1, 2020 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75% and are subject to a maximum deferred sales charge of 1.00% of the original purchase price. Performance figures for periods greater than one year are annualized. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Financial Highlights.

**	Inception date is October 31, 2007 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

The PCM Emerald Long/Short Debt HF Index uses an approach selecting the ETFs based upon a multi-factor quantitative approach. Investors cannot invest directly in an index.

The Fund’s holdings by asset class as of January 31, 2021 are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds
Fixed Income	96.8%
Money Market Fund	2.2%
Other Assets Less Liabilities	1.0%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Arrow Managed Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2021

The Fund’s performance figures* for the periods ended January 31, 2021, as compared to its benchmark:

						Annualized
			Annualized	Annualized Five	Annualized	Since Inception-
	Six Months	One Year	Three Year	Year	Ten Year	January 31, 2021
Arrow Managed Futures Strategy Fund - Class A **	-0.17%	-6.61%	-7.60%	-1.29%	-1.86%	-1.21%
Arrow Managed Futures Strategy Fund - Class A with load **	-5.87%	-12.02%	-9.42%	-2.45%	-2.44%	-1.76%
Arrow Managed Futures Strategy Fund - Class C **	-0.53%	-7.31%	-8.25%	-1.97%	-2.57%	-1.92%
Arrow Managed Futures Strategy Fund - Institutional Class Shares ***	0.00%	-6.39%	-7.33%	-1.03%	N/A	-0.46%
Credit Suisse Managed Futures Liquid Index	7.05%	3.64%	3.59%	4.31%	4.58%	5.02%** / 4.54%***

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 1.72% for Class A shares, 2.47% for Class C shares and 1.47% for the Institutional Class shares per the December 1, 2020 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75% and are subject to a maximum deferred sales charge of 1.00% of the original purchase price. Redemptions of any class of shares made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Financial Highlights.

**	Inception date is April 30, 2010 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

The Credit Suisse Managed Futures Liquid Index seeks to gain broad exposure to the Credit Suisse Managed Futures Strategy using a pre-defined quantitative methodology to invest in a range of asset classes including: equities, fixed income, commodities and currencies. The Credit Suisse Managed Futures Liquid Index is also a factor within the Credit Suisse Global Strategies Liquid Index. Investors cannot invest directly in an index.

The Fund’s holdings by asset class as of January 31, 2021 are as follows:

Asset Class *	% of Net Assets
Exchange Traded Fund
Mixed Allocation	51.8%
Money Market Funds	46.7%
Other Assets Less Liabilities	1.5%
100.0%

*	Does not include derivative investments.

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2021

Shares		Value
	COMMON STOCKS - 24.4%
	APPAREL & TEXTILE PRODUCTS - 0.9%
3,809	NIKE, Inc.	$508,844

	ASSET MANAGEMENT - 0.5%
1,288	Raymond James Financial, Inc.	128,710
2,387	The Charles Schwab Corporation	123,026
		251,736
	AUTOMOTIVE - 1.9%
1,873	Aptiv PLC	250,233
6,250	BorgWarner, Inc.	262,438
15,955	Ford Motor Co.	168,006
3,351	General Motors Co.	169,829
205	Tesla, Inc. *	162,674
		1,013,180
	CHEMICALS - 1.9%
3,040	CF Industries Holdings, Inc.	125,795
3,184	Corteva, Inc.	126,914
5,135	Eastman Chemical Company	505,027
1,177	FMC Corporation	127,457
4,714	The Mosaic Company	122,376
		1,007,569
	COMMERCIAL SUPPORT SERVICES - 0.5%
791	Cintas Corp.	251,633

	ELECTRIC UTILITIES - 1.0%
20,900	The AES Corp.	509,751

	ELECTRICAL EQUIPMENT - 0.5%
2,077	TE Connectivity Ltd.	250,071

	ENTERTAINMENT CONTENT - 0.9%
2,502	Discovery, Inc. *	103,633
2,939	Discovery, Inc. - Series C *	102,953
3,351	Fox Corporation *	100,161
3,217	Fox Corporation - Class A *	100,306
2,028	ViacomCBS, Inc.	98,358
		505,411
	HOME & OFFICE PRODUCTS - 2.3%
6,058	Leggett & Platt, Inc.	248,378
20,960	Newell Brands, Inc.	503,459
2,657	Whirlpool Corp.	491,784
		1,243,621
	HOME CONSTRUCTION - 1.4%
1,747	DR Horton, Inc.	134,170
1,565	Lennar Corp.	130,130
1,719	Mohawk Industries, Inc. *	246,848
29	NVR, Inc. *	128,948
2,778	PulteGroup, Inc.	120,843
		760,939

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2021

Shares		Value
	INDUSTRIAL SUPPORT SERVICES - 0.9%
3,666	Fastenal Co.	$167,133
710	United Rentals, Inc. *	172,537
460	WW Grainger, Inc.	167,619
		507,289
	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
1,850	Morgan Stanley	124,043
466	The Goldman Sachs Group, Inc.	126,365
		250,408
	LEISURE FACILITIES & SERVICES - 0.9%
5,199	Carnival Corporation	97,065
987	Hilton Worldwide Holdings, Inc.	100,072
850	Marriott International, Inc.	98,863
4,248	Norwegian Cruise Line Holdings Ltd. *	96,217
1,486	Royal Caribbean Cruises Ltd.	96,590
		488,807
	MACHINERY - 0.9%
1,751	Deere & Co.	505,689

	MEDICAL EQUIPMENT & DEVICES - 0.9%
234	Align Technology, Inc. *	122,939
2,318	Dentsply Sirona, Inc.	123,990
346	The Cooper Companies, Inc.	125,958
431	West Pharmaceutical Services, Inc.	129,080
		501,967
	METALS & MINING - 0.9%
18,465	Freeport-McMoRan, Inc.	496,893

	PUBLISHING & BROADCASTING - 1.0%
13,446	News Corporation	253,860
13,522	News Corporation - Class A	262,327
		516,187
	RENEWABLE ENERGY - 0.2%
530	Enphase Energy, Inc. *	96,646

	SEMICONDUCTORS - 2.2%
413	Advanced Micro Devices, Inc. *	35,369
267	Analog Devices, Inc.	39,337
1,015	Applied Materials, Inc.	98,130
93	Broadcom, Inc.	41,896
673	Intel Corporation	37,358
1,092	IPG Photonics Corporation *	243,986
353	KLA Corporation	98,865
202	Lam Research Corporation	97,758
468	Maxim Integrated Products, Inc.	41,048
298	Microchip Technology, Inc.	40,561
574	Micron Technology, Inc. *	44,927
69	NVIDIA Corporation	35,852
251	Qorvo, Inc. *	42,891
256	QUALCOMM, Inc.	40,008
271	Skyworks Solutions, Inc.	45,867
856	Teradyne, Inc.	97,139

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2021

Shares		Value
	SEMICONDUCTORS (continued) - 2.2%
230	Texas Instruments, Inc.	$38,109
299	Xilinx, Inc.	39,040
		1,158,141
	SPECIALTY FINANCE - 0.9%
1,078	American Express Company	125,328
1,201	Capital One Financial Corporation	125,216
1,494	Discover Financial Services	124,809
3,574	Synchrony Financial	120,265
		495,618
	TECHNOLOGY HARDWARE - 1.0%
555	Apple, Inc.	73,238
6,098	Hewlett Packard Enterprise Co.	75,249
3,072	HP, Inc.	74,772
1,071	NetApp, Inc.	71,157
1,170	Seagate Technology PLC	77,360
1,492	Western Digital Corp.	84,194
3,454	Xerox Holdings Corp.	72,638
		528,608
	TRANSPORTATION & LOGISTICS - 1.8%
1,441	CH Robinson Worldwide, Inc.	123,292
1,346	Expeditors International of Washington, Inc.	120,494
528	FedEx Corp.	124,260
1,808	JB Hunt Transport Services, Inc.	243,465
1,265	Old Dominion Freight Line, Inc.	245,410
816	United Parcel Service, Inc.	126,480
		983,401
	WHOLESALE - DISCRETIONARY - 0.5%
2,334	Copart, Inc. *	256,157

	TOTAL COMMON STOCKS (Cost $10,936,016)	13,088,566

	EXCHANGE TRADED FUNDS - 57.6%
	EQUITY - 25.9%
336,766	Arrow DWA Tactical: International ETF # ##	10,713,065
7,423	Vanguard Mid-Cap Growth ETF	1,558,013
5,914	Vanguard Small-Cap Growth ETF	1,617,361
		13,888,439
	FIXED INCOME - 27.9%
28,411	iShares 1-3 Year Treasury Bond ETF	2,454,710
12,956	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,756,834
21,227	iShares iBoxx High Yield Corporate Bond ETF	1,846,112
16,653	iShares JP Morgan USD Emerging Markets Bond ETF	1,895,944
20,294	iShares TIPS Bond ETF	2,597,429
28,420	Schwab US TIPS ETF	1,769,429
30,936	SPDR Bloomberg Barclays Convertible Securities ETF	2,616,877
		14,937,335
	MIXED ALLOCATION - 3.8%
20,026	Arrow Reserve Capital Management ETF #	2,004,803

	TOTAL EXCHANGE TRADED FUNDS (Cost $27,450,249)	30,830,577

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2021

	Number of		Strike	Expiration
	Contracts	Notional Amount	Price	Date	Value
PURCHASED PUT OPTIONS - 0.8%
S&P500 EMINI	100	$15,750,000	$3,150	3/22/2021	$174,500
S&P500 EMINI	100	16,500,000	3,300	3/22/2021	255,500
TOTAL PURCHASED PUT OPTIONS (Cost $791,250)					430,000

Shares		Value
	SHORT-TERM INVESTMENTS - 15.0%
	MONEY MARKET FUNDS - 15.0%
7,297,768	Fidelity Investments Money Market Fund - Government Portfolio - Class I (a) to yield 0.01% *	7,297,768
722,841	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Advisory Share Class to yield 0.01% * ++	722,841
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,020,609)	8,020,609

	TOTAL INVESTMENTS - 97.8% (Cost $47,198,124)	$52,369,752
	WRITTEN CALL OPTIONS - (0.9)% (Premiums Received - $292,500)	(470,000)
	OTHER ASSETS LESS LIABILITIES - 3.1%	1,649,451
	NET ASSETS - 100.0%	$53,549,203

	Number of		Strike	Expiration
	Contracts	Notional Amount	Price	Date	Value
WRITTEN CALL OPTIONS - (0.9)%
S&P500 EMINI	50	$9,250,000	$3,700	3/22/2021	$366,750
S&P500 EMINI	50	9,750,000	3,900	3/22/2021	103,250
TOTAL WRITTEN CALL OPTIONS (Premiums Received $292,500)					$470,000

*	Non-Income producing security.

^	Money market fund; interest rate reflects seven-day effective yield on January 31, 2021.

#	Affiliated Exchange Traded Fund

##	Affiliated company - The Arrow DWA Tactical: Balanced Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.

+	All or a portion of this investment is a holding of the ADWAB Fund Limited.

(a)	All or a portion of this security is pledged as collateral for swap agreements.

PLC - Public Limited Company

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2021

FUTURES CONTRACTS

Long					Unrealized
Contracts	Counterparty	Open Long Futures Contracts ^	Expiration	Notional Amount	Loss
16	Goldman Sachs & Co. LLC	Gold 100 Oz Future ++	Feb-22	$2,975,200	$(19,980)
	Total Unrealized Loss from Open Long Future Contracts				$(19,980)

++	All of these contracts are holdings of the ADWAB Fund Limited.

^	All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2021

FINANCIAL INDEX SWAP

Notional Value at				Variable Rate		Unrealized
January 31, 2021	Description	Counterparty	Fixed Rate Paid	Received	Maturity Date	Depreciation
$2,413,038	Dunn WMA Financial Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Financial Index program of Dunn Capital Management, LLC. (“Dunn”)	6/25/2021	$(187,243)

Additional Information — Financial Index Swap Contract

The following table represents the individual positions and related values within the financial index swap as of January 31, 2021.

							Unrealized
Open Long Future							Appreciation/
Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	(Depreciation)
42		2 Yr T-Note	Mar-21	Morgan Stanley	$9,188,022	9.33%	$4,671
27		5 Yr T-Note	Mar-21	Morgan Stanley	3,402,677	3.46%	(1,767)
10		Aussie 10YR Bond	Mar-21	Morgan Stanley	1,116,868	1.13%	(7,273)
89		Aussie 3 YR Bond	Mar-21	Morgan Stanley	8,024,788	8.15%	3,364
6		Australian Dollar Cme	Mar-21	Morgan Stanley	481,405	0.49%	3,383
6		British Pound Cme	Mar-21	Morgan Stanley	485,661	0.49%	7,193
2		CAC Index	Feb-21	Morgan Stanley	108,724	0.11%	(3,083)
9		Canadian Dollar Cme	Mar-21	Morgan Stanley	711,375	0.72%	(3,060)
1		CFE Vix	Apr-21	Morgan Stanley	30,604	0.03%	1,283
0	*	CFE Vix	May-21	Morgan Stanley	67,640	0.07%	(369)
1		DAX Index	Mar-21	Morgan Stanley	233,484	0.24%	(5,563)
1		Emini Nasdaq	Mar-21	Morgan Stanley	384,513	0.39%	3,690
3		Emini S&P	Mar-21	Morgan Stanley	488,066	0.50%	(10,603)
2		ERX Bobl	Mar-21	Morgan Stanley	385,279	0.39%	(394)
5		Eur/Usd Cme	Mar-21	Morgan Stanley	834,539	0.85%	(3,717)
77		Euribor	Dec-22	Morgan Stanley	23,366,233	23.73%	994
6		Euro_Stoxx50	Mar-21	Morgan Stanley	246,481	0.25%	(6,391)
53		Eurodollars	Dec-22	Morgan Stanley	13,265,412	13.47%	4,882
2		FTSE Index	Mar-21	Morgan Stanley	169,712	0.17%	(8,726)
2		Hang Seng Index	Feb-21	Morgan Stanley	303,322	0.31%	(13,019)
2		Japan Govt Bond OSE	Mar-21	Morgan Stanley	3,237,732	3.29%	(3,226)
5		Japanese Yen CME	Mar-21	Morgan Stanley	540,163	0.55%	(6,269)
15		Mexican Peso Cme	Mar-21	Morgan Stanley	362,262	0.37%	(9,722)
4		Mini Dow	Mar-21	Morgan Stanley	564,702	0.57%	(7,615)
1		OSK Nikkei	Mar-21	Morgan Stanley	361,822	0.37%	2,242
3		SFE SPI 200	Mar-21	Morgan Stanley	336,268	0.34%	(4,845)
99		Short Sterling	Dec-22	Morgan Stanley	16,946,752	17.21%	(7,062)
5		Swiss Franc CME	Mar-21	Morgan Stanley	740,358	0.75%	(4,789)
2		Topix Index	Mar-21	Morgan Stanley	335,400	0.34%	(1,785)
11		Us 10 Yr Notes	Mar-21	Morgan Stanley	1,451,879	1.47%	(5,176)
0	*	US T.Bond	Mar-21	Morgan Stanley	12,230	0.01%	420
							$(82,332)
Open Short Future
Contracts
(0	) *	CFE Vix	Mar-21	Morgan Stanley	(12,997)	0.01%	(2,424)
(1)		CFE Vix	Feb-21	Morgan Stanley	(20,403)	0.02%	(1,254)
(49)		ERX 2 Bund	Mar-21	Morgan Stanley	(6,609,890)	6.71%	(1,523)
(1)		Euro Bund	Mar-21	Morgan Stanley	(123,152)	0.13%	14
(1)		Gilts	Mar-21	Morgan Stanley	(252,493)	0.26%	425
							$(4,762)

*	Less than 1 contract

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 3.32%.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2021

COMMODITY INDEX SWAP ++

Notional Value at				Variable Rate		Unrealized
January 31, 2021	Description	Counterparty	Fixed Rate Paid	Received	Maturity Date	Appreciation/(Depreciation)
$3,094,805	Dunn WMA Commodity Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Commodity Index program of Dunn Capital Management, LLC.	6/25/2021	$32,752
	Net Unrealized Depreciation on Swap Contracts					$(154,491)

++	All of these contracts are holdings of the ADWAB Fund Limited.

Additional Information — Commodity Index Swap Contract

The following table represents the individual positions and related values within the commodity index swap as of January 31, 2021.

							Unrealized
Open Long Future							Appreciation/
Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	(Depreciation)
6		Beanmeal	Mar-21	Morgan Stanley	$268,478	4.28%	$13,962
0	*	Beanmeal	May-21	Morgan Stanley	17,203	0.27%	201
13		Beanoil	Mar-21	Morgan Stanley	348,697	5.55%	33,640
1		Beanoil	May-21	Morgan Stanley	16,879	0.27%	293
2		Brent Oil	Apr-21	Morgan Stanley	114,285	1.82%	(1,203)
4		Cocoa NY	Mar-21	Morgan Stanley	97,145	1.55%	(742)
1		Cocoa NY	May-21	Morgan Stanley	23,350	0.37%	193
6		Corn	Mar-21	Morgan Stanley	161,764	2.58%	17,965
1		Corn	Jul-20	Morgan Stanley	16,577	0.26%	54
5		Cotton	Mar-21	Morgan Stanley	208,032	3.31%	8,461
1		Cotton	May-21	Morgan Stanley	28,322	0.45%	(84)
2		Crude Oil	Apr-21	Morgan Stanley	111,416	1.77%	(266)
0		Gas Oil LDN	Apr-21	Morgan Stanley	14,267	0.23%	(39)
2		Gasoline Blendstock	Apr-21	Morgan Stanley	170,490	2.72%	1,149
0	*	Gold CMX	Apr-21	Morgan Stanley	81,496	1.30%	(352)
1		Heating Oil	Apr-21	Morgan Stanley	92,691	1.48%	(124)
4		Hi Gr. Copper	Mar-21	Morgan Stanley	335,621	5.35%	5,191
5		KCBT Red Wheat	Mar-21	Morgan Stanley	146,525	2.33%	10,505
0	*	KCBT Red Wheat	Jul-20	Morgan Stanley	14,067	0.22%	252
3		Live Cattle	Apr-21	Morgan Stanley	125,738	2.00%	(805)
1		Silver CMX	Mar-21	Morgan Stanley	118,542	1.89%	5,361
4		Soybeans	Mar-21	Morgan Stanley	280,156	4.46%	18,504
0	*	Soybeans	May-21	Morgan Stanley	10,800	0.17%	106
10		Sugar NY	Mar-21	Morgan Stanley	181,837	2.90%	8,312
2		Sugar NY	May-21	Morgan Stanley	34,007	0.54%	87
4		Wheat	Mar-21	Morgan Stanley	148,094	2.36%	3,742
0	*	Wheat	Jul-20	Morgan Stanley	6,069	0.10%	111
							$124,474
Open Short Future
Contracts
(0	) *	Coffee NY	Feb-21	Morgan Stanley	(5,899)	0.09%	26
(0	) *	Lean Hogs	Dec-20	Morgan Stanley	(3,858)	0.06%	(177)
(3)		Natural Gas	Dec-20	Morgan Stanley	(89,700)	1.43%	(2,514)
							$(2,665)

*	Less than 1 contract

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 47.89%.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2021

Shares		Value
	EXCHANGE TRADED FUNDS - 99.6%
	EQUITY - 99.6%
29,921	Consumer Discretionary Select Sector SPDR Fund	$4,847,501
60,651	First Trust Mid Cap Core AlphaDEX Fund	5,156,536
56,406	First Trust Small Cap Core AlphaDEX Fund	4,560,425
105,331	iShares MSCI Emerging Markets ETF	5,615,196
34,455	iShares Edge MSCI USA Momentum Factor ETF	5,645,796
89,502	iShares S&P 500 Growth ETF	5,684,272
43,515	iShares S&P Small-Cap 600 Growth ETF	5,277,499
71,231	Materials Select Sector SPDR Fund	5,031,758
62,685	Technology Select Sector SPDR Fund	8,081,977
25,796	Vanguard Mid-Cap Growth ETF	5,414,322
		55,315,282

	TOTAL EXCHANGE TRADED FUNDS (Cost $46,592,289)	55,315,282

	SHORT-TERM INVESTMENT - 0.6%
	MONEY MARKET FUND - 0.6%
306,313	Fidelity Investments Money Market Fund - Government Portfolio - Class I to yield 0.01% * + (Cost $306,313)	306,313

	TOTAL INVESTMENTS - 100.2% (Cost $46,898,602)	$55,621,595
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(101,242)
	NET ASSETS - 100.0%	$55,520,353

*	Money market fund; interest rate reflects seven-day effective yield on January 31, 2021.

+	All or a portion of this investment is a holding of the ADWAT Fund Limited.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2021

Shares		Value
	EXCHANGE TRADED FUNDS - 96.8%
	FIXED INCOME - 96.8%
4,855	iShares 1-3 Year Treasury Bond ETF	$419,472
4,447	iShares Convertible Bond ETF	443,944
2,152	iShares iBoxx $ Investment Grade Corporate Bond ETF	291,811
2,828	iShares JP Morgan USD Emerging Markets Bond ETF	321,968
14,217	SPDR Portfolio TIPS ETF	443,713
6,276	Xtrackers USD High Yield Corporate Bond ETF	313,172
	TOTAL EXCHANGE TRADED FUNDS - (Cost $1,998,031)	2,234,080

	SHORT TERM INVESTMENT - 2.2%
	MONEY MARKET FUND - 2.2%
51,457	Fidelity Investments Money Market Fund - Government Portfolio - Class I, to yield 0.01% ^ (Cost - $51,457)	51,457

	TOTAL INVESTMENTS - 99.0% (Cost $2,049,488)	$2,285,537
	OTHER ASSETS LESS LIABILITIES - 1.0%	22,586
	NET ASSETS - 100.0%	$2,308,123

^	Money market fund; interest rate reflects seven-day effective yield on January 31, 2021.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2021

Shares		Value
	EXCHANGE TRADED FUND - 51.8%
	MIXED ALLOCATION - 51.8%
425,777	Arrow Reserve Capital Management ETF + # (Cost $42,625,145)	$42,624,536

	SHORT-TERM INVESTMENTS - 46.7%
	MONEY MARKET FUNDS - 46.7%
31,739,660	Fidelity Investments Money Market Fund - Government Portfolio - Class I (a) to yield 0.01% *	31,739,660
6,676,380	Morgan Stanley Institutional Liquidity Funds - Governement Portfolio - Advisory Share Class to yield 0.01% * ++	6,676,380
	TOTAL SHORT-TERM INVESTMENTS - (Cost $38,416,040)	38,416,040

	TOTAL INVESTMENTS - 98.5% (Cost $81,041,185)	$81,040,576
	OTHER ASSETS LESS LIABILITIES - 1.5%	1,202,801
	NET ASSETS - 100.0%	$82,243,377

*	Money market fund; interest rate reflects seven-day effective yield on January 31, 2021.

+	Affiliated Exchange Traded Fund

++	All or a portion of this investment is a holding of the Arrow MFT Fund Limited (the “MFT Fund”).

(a)	Pledged as collateral for swap agreements.

#	Affiliated company - The Arrow Managed Futures Strategy Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2021

FINANCIAL INDEX SWAP
Notional Value at January 31, 2021	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Depreciation
$39,720,212	Dunn WMA Financial Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Financial Index program of Dunn Capital Management, LLC. (“Dunn”)	6/25/2021	$(3,082,138)

Additional Information - Financial Index Swap Contract

The following table represents the individual positions and related values within the financial index swap as of January 31, 2021.

						Unrealized
Open Long Future						Appreciation/
Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	(Depreciation)
684	2 Yr T-Note	Mar-21	Morgan Stanley	$151,240,962	9.33%	$76,895
445	5 Yr T-Note	Mar-21	Morgan Stanley	56,010,323	3.46%	(29,093)
165	Aussie 10YR Bond	Mar-21	Morgan Stanley	18,384,395	1.13%	(119,711)
1,473	Aussie 3 YR Bond	Mar-21	Morgan Stanley	132,093,352	8.15%	55,368
104	Australian Dollar Cme	Mar-21	Morgan Stanley	7,924,245	0.49%	55,687
93	British Pound Cme	Mar-21	Morgan Stanley	7,994,308	0.49%	118,395
27	CAC Index	Feb-21	Morgan Stanley	1,789,662	0.11%	(50,756)
150	Canadian Dollar Cme	Mar-21	Morgan Stanley	11,709,705	0.72%	(50,365)
16	CFE Vix	Apr-21	Morgan Stanley	503,769	0.03%	21,115
7	CFE Vix	May-21	Morgan Stanley	1,113,392	0.07%	(6,069)
9	DAX Index	Mar-21	Morgan Stanley	3,843,306	0.24%	(91,565)
25	Emini Nasdaq	Mar-21	Morgan Stanley	6,329,337	0.39%	60,744
43	Emini S&P	Mar-21	Morgan Stanley	8,033,894	0.50%	(174,540)
39	ERX Bobl	Mar-21	Morgan Stanley	6,341,941	0.39%	(6,485)
91	Eur/Usd Cme	Mar-21	Morgan Stanley	13,737,061	0.85%	(61,193)
1,261	Euribor	Dec-22	Morgan Stanley	384,623,755	23.73%	16,369
96	Euro_Stoxx50	Mar-21	Morgan Stanley	4,057,241	0.25%	(105,195)
876	Eurodollars	Dec-22	Morgan Stanley	218,357,513	13.47%	80,356
32	FTSE Index	Mar-21	Morgan Stanley	2,793,567	0.17%	(143,628)
27	Hang Seng Index	Feb-21	Morgan Stanley	4,992,885	0.31%	(214,300)
37	Japan Govt Bond OSE	Mar-21	Morgan Stanley	53,295,232	3.29%	(53,106)
74	Japanese Yen CME	Mar-21	Morgan Stanley	8,891,449	0.55%	(103,188)
246	Mexican Peso Cme	Mar-21	Morgan Stanley	5,963,073	0.37%	(160,038)
62	Mini Dow	Mar-21	Morgan Stanley	9,295,368	0.57%	(125,355)
23	OSK Nikkei	Mar-21	Morgan Stanley	5,955,837	0.37%	36,904
44	SFE SPI 200	Mar-21	Morgan Stanley	5,535,203	0.34%	(79,744)
1,630	Short Sterling	Dec-22	Morgan Stanley	278,954,824	17.21%	(116,243)
87	Swiss Franc CME	Mar-21	Morgan Stanley	12,186,792	0.75%	(78,830)
32	Topix Index	Mar-21	Morgan Stanley	5,520,904	0.34%	(29,388)
174	Us 10 Yr Notes	Mar-21	Morgan Stanley	23,898,902	1.47%	(85,199)
7	US T.Bond	Mar-21	Morgan Stanley	201,317	0.01%	6,911
						$(1,355,247)

Open Short Future
Contracts
(7)	CFE Vix	Mar-21	Morgan Stanley	(213,946)	0.01%	$(39,895)
(10)	CFE Vix	Feb-21	Morgan Stanley	(335,842)	0.02%	(20,650)
(798)	ERX 2 Bund	Mar-21	Morgan Stanley	(108,803,184)	6.71%	(25,075)
(9)	Euro Bund	Mar-21	Morgan Stanley	(2,027,157)	0.13%	229
(23)	Gilts	Mar-21	Morgan Stanley	(4,156,211)	0.26%	7,001
						$(78,390)

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 3.32%.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2021

COMMODITY INDEX SWAP ++
						Unrealized
Notional Value at				Variable Rate	Maturity	Appreciation/
January 31, 2021	Description	Counterparty	Fixed Rate Paid	Received	Date	(Depreciation)
$46,090,614	Dunn WMA Commodity Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Commodity Index program of Dunn Capital Management, LLC.	6/25/2021	$487,785

Net Unrealized Depreciation on Swap Contracts						$(2,594,353)

++	All these contracts are holdings of the Arrow MFT Fund Limited.

Additional Information - Commodity Index Swap Contract

The following table represents the individual positions and related values within the commodity index swap as of January 31, 2021.

						Unrealized
Open Long Future						Appreciation/
Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	(Depreciation)
93	Beanmeal	Mar-21	Morgan Stanley	$3,998,422	4.28%	$207,938
4	Beanmeal	May-21	Morgan Stanley	256,197	0.27%	2,999
194	Beanoil	Mar-21	Morgan Stanley	5,193,107	5.55%	500,996
9	Beanoil	May-21	Morgan Stanley	251,371	0.27%	4,357
31	Brent Oil	Apr-21	Morgan Stanley	1,702,035	1.82%	(17,908)
57	Cocoa NY	Mar-21	Morgan Stanley	1,446,765	1.55%	(11,048)
14	Cocoa NY	May-21	Morgan Stanley	347,750	0.37%	2,867
88	Corn	Mar-21	Morgan Stanley	2,409,136	2.58%	267,548
9	Corn	Jul-20	Morgan Stanley	246,883	0.26%	810
77	Cotton	Mar-21	Morgan Stanley	3,098,208	3.31%	126,009
10	Cotton	May-21	Morgan Stanley	421,798	0.45%	(1,256)
32	Crude Oil	Apr-21	Morgan Stanley	1,659,304	1.77%	(3,954)
5	Gas Oil LDN	Apr-21	Morgan Stanley	212,483	0.23%	(586)
37	Gasoline Blendstock	Apr-21	Morgan Stanley	2,539,090	2.72%	17,109
7	Gold CMX	Apr-21	Morgan Stanley	1,213,714	1.30%	(5,238)
21	Heating Oil	Apr-21	Morgan Stanley	1,380,442	1.48%	(1,850)
56	Hi Gr. Copper	Mar-21	Morgan Stanley	4,998,379	5.35%	77,309
68	KCBT Red Wheat	Mar-21	Morgan Stanley	2,182,175	2.33%	156,445
7	KCBT Red Wheat	Jul-20	Morgan Stanley	209,496	0.22%	3,760
38	Live Cattle	Apr-21	Morgan Stanley	1,872,602	2.00%	(11,995)
13	Silver CMX	Mar-21	Morgan Stanley	1,765,438	1.89%	79,844
61	Soybeans	Mar-21	Morgan Stanley	4,172,344	4.46%	275,583
4	Soybeans	May-21	Morgan Stanley	160,840	0.17%	1,574
153	Sugar NY	Mar-21	Morgan Stanley	2,708,087	2.90%	123,792
30	Sugar NY	May-21	Morgan Stanley	506,460	0.54%	1,291
67	Wheat	Mar-21	Morgan Stanley	2,205,556	2.36%	55,733
3	Wheat	Jul-20	Morgan Stanley	90,381	0.10%	1,652
						$1,853,781

Open Short Future
Contracts
(2)	Coffee NY	Feb-21	Morgan Stanley	(87,851)	0.09%	387
(2)	Lean Hogs	Dec-20	Morgan Stanley	(57,462)	0.06%	(2,633)
(52)	Natural Gas	Dec-20	Morgan Stanley	(1,335,900)	1.43%	(37,446)
						$(39,692)

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 47.89%.

See accompanying notes to consolidated financial statements.

The Arrow Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2021

	Arrow DWA	Arrow DWA	Arrow DWA	Arrow Managed
	Tactical:	Tactical:	Tactical:	Futures Strategy
	Balanced Fund	Macro Fund	Income	Fund
	(Consolidated)	(Consolidated)	Fund	(Consolidated)
ASSETS
Investment securities:
Unaffiliated companies, At cost	$35,855,773	$46,898,602	$2,049,488	$38,416,040
Affiliated companies, At cost	11,342,351	—	—	42,625,145
Investments, At cost	$47,198,124	$46,898,602	$2,049,488	$81,041,185
Unaffiliated companies, At value	$39,651,884	$55,621,595	$2,285,537	$38,416,040
Affiliated companies, At value	12,717,868	—	—	42,624,536
Investments, At value	$52,369,752	$55,621,595	$2,285,537	$81,040,576
Cash	262,023	—	—	4,085,271
Deposits with brokers:
Futures - Goldman Sachs & Co. LLC	792,055	1,982	63	—
Options - Goldman Sachs & Co. LLC	1,528,650	—	—	—
Unrealized appreciation on swap contracts	32,752	—	—	487,785
Receivable for Fund shares sold	—	127,954	—	338
Receivable for securities sold	2,176,883	—	22,162	—
Dividends and interest receivable	4,755	14	1	—
Prepaid expenses and other assets	39,681	36,444	37,586	48,204
TOTAL ASSETS	57,206,551	55,787,989	2,345,349	85,662,174

LIABILITIES
Payable for swap contracts	—	—	—	9,701
Options written, at value (Premium Received $292,500)	470,000	—	—	—
Unrealized depreciation on swap contracts	187,243	—	—	3,082,138
Payable for investments purchased	2,843,253	—	—	—
Payable for Fund shares repurchased	10,338	76,658	—	129,124
Variation margin - due to broker	19,980	—	—	—
Investment advisory fees payable	37,189	43,449	1,789	58,731
Distribution (12b-1) fees payable	10,818	13,818	—	3,884
Payable to related parties	55,795	88,705	10,440	94,763
Accrued expenses and other liabilities	22,732	45,006	24,997	40,456
TOTAL LIABILITIES	3,657,348	267,636	37,226	3,418,797
NET ASSETS	$53,549,203	$55,520,353	$2,308,123	$82,243,377

Net Assets Consist Of:

Paid in capital	$47,853,689	$46,312,273	$4,725,112	$86,254,361
Accumulated Earnings (Deficit)	5,695,514	9,208,080	(2,416,989)	(4,010,984)
NET ASSETS	$53,549,203	$55,520,353	$2,308,123	$82,243,377

See accompanying notes to consolidated financial statements.

The Arrow Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
January 31, 2021

	Arrow DWA	Arrow DWA	Arrow DWA	Arrow Managed
	Tactical:	Tactical:	Tactical:	Futures Strategy
	Balanced Fund	Macro Fund	Income	Fund
	(Consolidated)	(Consolidated)	Fund	(Consolidated)
Net Asset Value Per Share:
Class A Shares:
Net Assets	$35,452,090	$27,503,439	$600,174	$6,589,800
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,849,578	2,807,803	110,180	1,110,477
Net asset value (Net assets ÷ Shares outstanding), and redemption price per share (a)	$12.44	$9.80	$5.45	$5.93
Maximum offering price per share (maximum sales charges of 5.75%) (b)	$13.20	$10.39	$5.78	$6.29

Class C Shares:
Net Assets	$8,429,020	$10,345,868	$595,954	$2,053,527
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	744,956	1,148,883	117,087	367,931
Net asset value (Net assets ÷ Shares outstanding), offering price and redemption price per share(a)	$11.31	$9.01	$5.09	$5.58

Institutional Class Shares:
Net Assets	$9,668,093	$17,671,046	$1,111,995	$73,600,050
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	762,683	1,793,854	202,221	12,244,985
Net asset value (Net assets ÷ Shares outstanding), offering price and redemption price per share(a)	$12.68	$9.85	$5.50	$6.01

(a)	For each of the Funds, except Arrow DWA Tactical: Income Fund, redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

(b)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.

See accompanying notes to consolidated financial statements.

The Arrow Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2021

	Arrow DWA	Arrow DWA	Arrow DWA	Arrow Managed
	Tactical:	Tactical:	Tactical:	Futures Strategy
	Balanced Fund	Macro Fund	Income	Fund
	(Consolidated)	(Consolidated)	Fund	(Consolidated)
INVESTMENT INCOME
Dividends from unaffiliated companies	$280,191	$349,940	$49,329	$—
Dividends from affiliated companies	29,206	6,087	—	70,232
Interest	171	15	15	3,119
TOTAL INVESTMENT INCOME	309,568	356,042	49,344	73,351

EXPENSES
Investment advisory fees	249,101	333,359	10,077	349,181
Distribution (12b-1) fees, Class C	86,095	99,620	3,802	10,962
Administrative services fees	36,789	55,367	9,245	58,395
Distribution (12b-1) fees, Class A	34,036	24,351	760	8,678
Registration fees	27,724	31,525	27,456	36,708
Transfer agent fees	22,980	34,978	6,203	34,828
Professional fees	17,908	21,438	12,997	21,981
Third Party Administrative Servicing Fees	15,476	35,704	496	12,397
Accounting services fees	14,360	24,057	916	25,979
Custodian fees	7,830	6,684	4,595	9,480
Printing and postage expenses	6,943	9,917	1,984	8,441
Trustees’ fees and expenses	2,579	2,579	2,579	2,579
Compliance officer fees	2,425	4,022	221	6,927
Insurance expense	1,516	2,929	—	2,765
Other expenses	1,044	1,256	1,052	1,273
TOTAL EXPENSES	526,806	687,786	82,383	590,574
Less: Fees waived	(3,661)	(595)	—	(12,483)
NET EXPENSES	523,145	687,191	82,383	578,091

NET INVESTMENT LOSS	(213,577)	(331,149)	(33,039)	(504,740)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain/(loss) from:
Security transactions, unaffiliated companies	2,469,450	6,641,707	77,755	—
Security transactions, affiliated companies	(110,688)	(14,451)	—	7,583
Futures contracts	424,618	2,298,418	469	—
Swap contracts	212,781	—	—	3,202,989
Written options	776,182	—	—	—
	3,772,343	8,925,674	78,224	3,210,572
Net change in unrealized appreciation/(depreciation) of:
Securities and foreign currency translations, Securities, unaffiliated companies	(393,619)	1,705,062	66,517	—
Securities, affiliated companies	1,608,176	(440)	—	(153,967)
Futures contracts	(696,450)	(3,343,050)	(1,172)	—
Swap contracts	(155,853)	—	—	(2,682,690)
Written Options	(177,500)	—	—	—
	184,754	(1,638,428)	65,345	(2,836,657)
NET REALIZED AND UNREALIZED GAIN	3,957,097	7,287,246	143,569	373,915

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,743,520	$6,956,097	$110,530	$(130,825)

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2021	Year Ended
	(Unaudited)	July 31, 2020
FROM OPERATIONS
Net investment loss	$(213,577)	$(146,513)
Net realized gain from securities, futures contracts, written options and swap contracts	3,772,343	3,419,969
Net change in unrealized appreciation of securities, futures contracts, written options and swap contracts	184,754	1,483,497
Net increase in net assets resulting from operations	3,743,520	4,756,953

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(2,883,721)	(531,470)
Class C	(2,032,297)	(182,787)
Institutional Class	(820,248)	(216,759)
Net decrease in net assets from distributions to shareholders	(5,736,266)	(931,016)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10,660,218	2,064,278
Class C	679,971	691,912
Institutional Class	4,226,510	2,173,724
Net asset value of shares issued in reinvestment of distributions:
Class A	2,600,094	482,056
Class C	1,990,967	175,195
Institutional Class	763,539	205,590
Redemption fee proceeds:
Class A	—	1
Payments for shares redeemed:
Class A	(2,071,751)	(8,923,711)
Class C	(12,229,276)	(7,334,763)
Institutional Class	(1,714,304)	(6,795,969)
Net increase (decrease) in net assets from shares of beneficial interest	4,905,968	(17,261,687)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,913,222	(13,435,750)

NET ASSETS
Beginning of Period	50,635,981	64,071,731
End of Period	$53,549,203	$50,635,981

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31, 2021	Year Ended
	(Unaudited)	July 31, 2020
SHARE ACTIVITY - Class A
Shares Sold	840,573	172,725
Shares Reinvested	209,011	41,664
Shares Redeemed	(157,470)	(760,397)
Net increase (decrease) in shares of beneficial interest outstanding	892,114	(546,008)

SHARE ACTIVITY - Class C
Shares Sold	55,752	63,363
Shares Reinvested	175,880	16,373
Shares Redeemed	(1,051,700)	(671,079)
Net decrease in shares of beneficial interest outstanding	(820,068)	(591,343)

SHARE ACTIVITY - Institutional Class
Shares Sold	320,481	179,756
Shares Reinvested	60,263	17,482
Shares Redeemed	(130,189)	(568,293)
Net increase (decrease) in shares of beneficial interest outstanding	250,555	(371,055)

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2021	Year Ended
	(Unaudited)	July 31, 2020
FROM OPERATIONS
Net investment income (loss)	$(331,149)	$25,723
Net realized gain (loss) from securities and futures contracts	8,925,674	(3,027,312)
Net change in unrealized appreciation (depreciation) of securities and futures contracts	(1,638,428)	3,149,980
Net increase in net assets resulting from operations	6,956,097	148,391

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(1,261,103)	(1,316,461)
Class C	(1,342,714)	(1,778,148)
Institutional Class	(1,256,160)	(4,263,848)
Net decrease in net assets from distributions to shareholders	(3,859,977)	(7,358,457)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10,846,570	2,965,758
Class C	134,809	388,544
Institutional Class	1,931,775	8,811,388
Net asset value of shares issued in reinvestment of distributions:
Class A	1,053,786	1,129,944
Class C	1,297,839	1,695,730
Institutional Class	1,126,772	4,141,521
Redemption fee proceeds:
Class A	—	5,450
Class C	16	4
Institutional Class	3	197
Payments for shares redeemed:
Class A	(2,748,426)	(10,645,723)
Class C	(13,402,519)	(10,363,742)
Institutional Class	(33,064,690)	(26,350,730)
Net decrease in net assets from shares of beneficial interest	(32,824,065)	(28,221,659)

TOTAL DECREASE IN NET ASSETS	(29,727,945)	(35,431,725)

NET ASSETS
Beginning of Period	85,248,298	120,680,023
End of Period	$55,520,353	$85,248,298

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31, 2021	Year Ended
	(Unaudited)	July 31, 2020
SHARE ACTIVITY - Class A
Shares Sold	1,095,388	325,467
Shares Reinvested	107,749	116,971
Shares Redeemed	(276,868)	(1,112,934)
Net increase (decrease) in shares of beneficial interest outstanding	926,269	(670,496)

SHARE ACTIVITY - Class C
Shares Sold	14,619	43,690
Shares Reinvested	144,044	189,679
Shares Redeemed	(1,471,845)	(1,213,032)
Net decrease in shares of beneficial interest outstanding	(1,313,182)	(979,663)

SHARE ACTIVITY - Institutional Class
Shares Sold	194,907	899,697
Shares Reinvested	114,509	426,521
Shares Redeemed	(3,308,999)	(2,888,142)
Net decrease in shares of beneficial interest outstanding	(2,999,583)	(1,561,924)

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2021	Year Ended
	(Unaudited)	July 31, 2020
FROM OPERATIONS
Net investment income (loss)	$(33,039)	$24,316
Net realized gain (loss) from securities, futures contracts and swap contracts	78,224	(657,677)
Net change in unrealized appreciation of securities, futures contracts and swap contracts	65,345	114,253
Net increase (decrease) in net assets resulting from operations	110,530	(519,108)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(63,692)	(70,768)
Class C	(103,799)	(36,498)
Institutional Class	(163,309)	(310,868)
Net decrease in net assets from distributions to shareholders	(330,800)	(418,134)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	145,858	297,187
Class C	—	569,224
Institutional Class	24,346	458,557
Net asset value of shares issued in reinvestment of distributions:
Class A	54,970	63,759
Class C	100,072	32,282
Class I	160,744	298,502
Payments for shares redeemed:
Class A	(266,575)	(923,854)
Class C	(250,845)	(953,241)
Institutional Class	(438,590)	(15,138,087)
Net decrease in net assets from shares of beneficial interest	(470,020)	(15,295,671)

TOTAL DECREASE IN NET ASSETS	(690,290)	(16,232,913)

NET ASSETS
Beginning of Period	2,998,413	19,231,326
End of Period	$2,308,123	$2,998,413

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31, 2021	Year Ended
	(Unaudited)	July 31, 2020
SHARE ACTIVITY - Class A
Shares Sold	26,697	40,887
Shares Reinvested	10,049	8,359
Shares Redeemed	(44,388)	(135,697)
Net decrease in shares of beneficial interest outstanding	(7,642)	(86,451)

SHARE ACTIVITY - Class C
Shares Sold	—	92,587
Shares Reinvested	19,584	4,466
Shares Redeemed	(47,831)	(131,664)
Net decrease in shares of beneficial interest outstanding	(28,247)	(34,611)

SHARE ACTIVITY - Institutional Class
Shares Sold	4,346	58,944
Shares Reinvested	29,120	38,629
Shares Redeemed	(73,726)	(1,976,351)
Net decrease in shares of beneficial interest outstanding	(40,260)	(1,878,778)

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2021	Year Ended
	(Unaudited)	July 31, 2020
FROM OPERATIONS
Net investment income (loss)	$(504,740)	$210,206
Net realized gain (loss) from securities and swap contracts	3,210,572	(11,249,541)
Net change in unrealized depreciation of securities and swap contracts	(2,836,657)	(1,119,020)
Net decrease in net assets resulting from operations	(130,825)	(12,158,355)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	—	(1,200,178)
Class C	—	(430,061)
Class I	—	(10,713,448)
Net decrease in net assets from distributions to shareholders	—	(12,343,687)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	900,420	3,138,571
Class C	130,025	989,196
Institutional Class	9,184,331	39,163,676
Net asset value of shares issued in reinvestment of distributions:
Class A	—	1,184,086
Class C	—	382,481
Class I	—	10,143,343
Redemption fee proceeds:
Class A	99	778
Class C	—	52
Institutional Class	1,044	5,425
Payments for shares redeemed:
Class A	(1,681,322)	(7,089,726)
Class C	(436,157)	(2,487,664)
Institutional Class	(9,522,601)	(64,619,653)
Net decrease in net assets from shares of beneficial interest	(1,424,161)	(19,189,435)

TOTAL DECREASE IN NET ASSETS	(1,554,986)	(43,691,477)

NET ASSETS
Beginning of Period	83,798,363	127,489,840
End of Period	$82,243,377	$83,798,363

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31, 2021	Year Ended
	(Unaudited)	July 31, 2020
SHARE ACTIVITY - Class A
Shares Sold	153,107	477,168
Shares Reinvested	—	160,621
Shares Redeemed	(290,648)	(1,090,032)
Net decrease in shares of beneficial interest outstanding	(137,541)	(452,243)

SHARE ACTIVITY - Class C
Shares Sold	23,499	161,455
Shares Reinvested	—	54,562
Shares Redeemed	(79,710)	(412,501)
Net decrease in shares of beneficial interest outstanding	(56,211)	(196,484)

SHARE ACTIVITY - Institutional Class
Shares Sold	1,550,078	5,901,955
Shares Reinvested	—	1,364,275
Shares Redeemed	(1,618,586)	(9,826,868)
Net decrease in shares of beneficial interest outstanding	(68,508)	(2,560,638)

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year		Year	Year	Year	Year
	Ended		Ended		Ended	Ended	Ended	Ended
	January 31, 2021		July 31,		July 31,	July 31,	July 31,	July 31,
Class A Shares	(Unaudited)		2020		2019	2018	2017	2016
Net asset value, beginning of period	$12.92		$11.91		$12.84	$13.03	$12.88	$13.59
Activity from investment operations:
Net investment income (loss) (1)	(0.04)		(0.00	) (3)	0.04	0.03	0.02	0.01
Net realized and unrealized gain (loss) on investments	1.05		1.25		0.00 (3)	0.71	0.13 (6)	(0.02)
Total from investment operations	1.01		1.25		0.04	0.74	0.15	(0.01)
Paid-in-capital from redemption fees (3)	0.00		0.00		0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.03)		(0.15)		—	—	—	—
Net realized gains	(1.46)		(0.09)		(0.97)	(0.93)	—	(0.70)
Total distributions	(1.49)		(0.24)		(0.97)	(0.93)	—	(0.70)
Net asset value, end of period	$12.44		$12.92		$11.91	$12.84	$13.03	$12.88
Total return (2)	7.79	% (9)	10.72%		1.22%	5.69%	1.16%	0.12%
Net assets, end of period (000s)	$35,452		$25,289		$29,818	$38,242	$47,343	$69,000
Ratio of gross expenses to average net assets (4)(7)	1.81	% (8)	1.83%		1.73%	1.60%	1.56%	1.55%
Ratio of net expenses to average net assets (4)	1.80	% (8)	1.82%		1.72%	1.57%	1.51%	1.55%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.64	)% (8)	(0.04)%		0.34%	0.19%	0.17%	0.70%
Portfolio Turnover Rate	36	% (9)	124%		121%	115%	169%	84%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain in the Consolidated Statement of Operations for the year ended July 31, 2017, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(7)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2021		July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.89		$10.92	$11.95	$12.27	$12.22	$13.03
Activity from investment operations:
Net investment loss (1)	(0.08)		(0.09)	(0.04)	(0.07)	(0.07)	(0.08)
Net realized and unrealized gain (loss) on investments	0.96		1.16	(0.02)	0.68	0.12 (6)	(0.03)
Total from investment operations	0.88		1.07	(0.06)	0.61	0.05	(0.11)
Paid-in-capital from redemption fees	—		—	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Less distributions from:
Net investment income	—		(0.01)	—	—	—	—
Net realized gains	(1.46)		(0.09)	(0.97)	(0.93)	—	(0.70)
Total distributions	(1.46)		(0.10)	(0.97)	(0.93)	—	(0.70)
Net asset value, end of period (000s)	$11.31		$11.89	$10.92	$11.95	$12.27	$12.22
Total return (2)	7.49	% (9)	9.87%	0.43%	4.95%	0.41%	(0.67)%
Net assets, end of period	$8,429		$18,613	$23,547	$42,837	$55,091	$81,689
Ratio of gross expenses to average net assets (4)(7)	2.56	% (8)	2.58%	2.48%	2.35%	2.31%	2.30%
Ratio of net expenses to average net assets (4)	2.55	% (8)	2.57%	2.47%	2.32%	2.26%	2.30%
Ratio of net investment loss to average net assets (4)(5)	(1.22	)% (8)	(0.79)%	(0.35)%	(0.55)%	(0.57)%	(0.66)%
Portfolio Turnover Rate	36	% (9)	124%	121%	115%	169%	84%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain in the Consolidated Statement of Operations for the year ended July 31, 2017, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(7)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2021		July 31,	July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	(Unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$13.15		$12.12	$13.02	$13.16	$12.98	$13.66
Activity from investment operations:
Net investment income (loss) (1)	(0.03)		0.03	0.09	0.06	0.05	0.04
Net realized and unrealized gain (loss) on investments	1.08		1.27	(0.02)	0.73	0.13 (6)	(0.02)
Total from investment operations	1.05		1.30	0.07	0.79	0.18	0.02
Paid-in-capital from redemption fees	—		—	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Less distributions from:
Net investment income	(0.06)		(0.18)	—	—	—	—
Net realized gains	(1.46)		(0.09)	(0.97)	(0.93)	—	(0.70)
Total distributions	(1.52)		(0.27)	(0.97)	(0.93)	—	(0.70)
Net asset value, end of period	$12.68		$13.15	$12.12	$13.02	$13.16	$12.98
Total return (2)	7.99	% (9)	11.02%	1.44%	6.02%	1.39%	0.35%
Net assets, end of period (000s)	$9,668		$6,735	$10,707	$10,776	$14,699	$22,872
Ratio of gross expenses to average net assets (4)(7)	1.56	% (8)	1.58%	1.48%	1.35%	1.31%	1.30%
Ratio of net expenses to average net assets (4)	1.55	% (8)	1.57%	1.47%	1.32%	1.26%	1.30%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.40	)% (8)	0.27%	0.74%	0.44%	0.43%	0.31%
Portfolio Turnover Rate	36	% (9)	124%	121%	115%	169%	84%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain in the Consolidated Statement of Operations for the year ended July 31, 2017, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(7)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2021		July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	(Unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.50		$9.94	$10.77	$10.70	$10.41	$11.01
Activity from investment operations:
Net investment income (loss) (1)	(0.05)		0.01	0.02	0.00 (3)	0.06	0.03
Net realized and unrealized gain (loss) on investments	1.05		0.20	(0.49)	1.07	0.54	(0.02)
Total from investment operations	1.00		0.21	(0.47)	1.07	0.60	0.01
Paid-in-capital from redemption fees	—		0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Less distributions from:
Net investment income	(0.49)		(0.09)	—	(0.01)	(0.17)	—
Net realized gains	(0.21)		(0.56)	(0.36)	(0.99)	(0.14)	(0.61)
Total distributions	(0.70)		(0.65)	(0.36)	(1.00)	(0.31)	(0.61)
Net asset value, end of period	$9.80		$9.50	$9.94	$10.77	$10.70	$10.41
Total return (2)	10.55	% (8)	2.03%	(3.93)%	10.23%	5.92%	0.42%
Net assets, end of period (000s)	$27,503		$17,875	$25,373	$39,007	$39,848	$54,137
Ratio of gross expenses to average net assets (4)(6)	1.86	% (7)	1.74%	1.61%	1.54%	1.58%	1.55%
Ratio of net expenses to average net assets (4)	1.86	% (7)	1.74%	1.61%	1.54%	1.58%	1.55%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.92	)% (7)	0.07%	0.22%	0.01%	0.56%	0.30%
Portfolio Turnover Rate	85	% (8)	147%	183%	108%	206%	169%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2021		July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$8.75		$9.20	$10.08	$10.13	$9.87	$10.55
Activity from investment operations:
Net investment loss (1)	(0.07)		(0.06)	(0.05)	(0.08)	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments	0.95		0.19	(0.47)	1.02	0.51	(0.03)
Total from investment operations	0.88		0.13	(0.52)	0.94	0.49	(0.07)
Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.41)		(0.02)	—	—	(0.09)	—
Net realized gains	(0.21)		(0.56)	(0.36)	(0.99)	(0.14)	(0.61)
Total distributions	(0.62)		(0.58)	(0.36)	(0.99)	(0.23)	(0.61)
Net asset value, end of period	$9.01		$8.75	$9.20	$10.08	$10.13	$9.87
Total return (2)	10.08	% (8)	1.24%	(4.71)%	9.46%	5.15%	(0.34)%
Net assets, end of period (000s)	$10,346		$21,539	$31,671	$46,510	$52,682	$61,576
Ratio of gross expenses to average net assets (4)(6)	2.61	% (7)	2.49%	2.36%	2.29%	2.33%	2.30%
Ratio of net expenses to average net assets (4)	2.61	% (7)	2.49%	2.36%	2.29%	2.33%	2.30%
Ratio of net investment loss to average net assets (4)(5)	(1.54	)% (7)	(0.67)%	(0.49)%	(0.80)%	(0.21)%	(0.40)%
Portfolio Turnover Rate	85	% (8)	147%	183%	108%	206%	169%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year		Year	Year	Year
	Ended		Ended	Ended		Ended	Ended	Ended
	January 31, 2021		July 31,	July 31,		July 31,	July 31,	July 31,
Institutional Class Shares	(Unaudited)		2020	2019		2018	2017	2016
Net asset value, beginning of period	$9.56		$10.01	$10.82		$10.75	$10.46	$11.03
Activity from investment operations:
Net investment income (loss) (1)	(0.03)		0.03	0.05		0.02	0.08	0.07
Net realized and unrealized gain (loss) on investments	1.04		0.20	(0.50)		1.08	0.55	(0.03)
Total from investment operations	1.01		0.23	(0.45)		1.10	0.63	0.04
Paid-in-capital from redemption fees (5)	0.00		0.00	0.00		0.00	0.00	0.00
Less distributions from:
Net investment income	(0.51)		(0.12)	(0.00	) (5)	(0.04)	(0.20)	—
Net realized gains	(0.21)		(0.56)	(0.36)		(0.99)	(0.14)	(0.61)
Total distributions	(0.72)		(0.68)	(0.36)		(1.03)	(0.34)	(0.61)
Net asset value, end of period	$9.85		$9.56	$10.01		$10.82	$10.75	$10.46
Total return (2)	10.64	% (8)	2.23%	(3.69)%		10.47%	6.20%	0.70%
Net assets, end of period (000s)	$17,671		$45,834	$63,635		$89,990	$93,955	$115,506
Ratio of gross expenses to average net assets (3)(6)	1.61	% (7)	1.49%	1.36%		1.29%	1.33%	1.30%
Ratio of net expenses to average net assets (3)	1.61	% (7)	1.49%	1.36%		1.29%	1.33%	1.30%
Ratio of net investment income (loss) to average net assets (3)(4)	(0.57	)% (7)	0.34%	0.51%		0.22%	0.77%	0.64%
Portfolio Turnover Rate	85	% (8)	147%	183%		108%	206%	169%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Income Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Year
	January 31, 2021		July 31,	July 31,	July 31,	July 31,	Ended
	(Unaudited)		2020	2019	2018	2017	July 31,
Class A Shares	(Not Consolidated)		(Not Consolidated)	(Not Consolidated)	(Not Consolidated)	(Not Consolidated)	2016
Net asset value, beginning of period	$5.99		$7.64	$7.89	$8.80	$8.89	$8.19
Activity from investment operations:
Net investment income (loss) (1)	(0.08)		(0.02)	0.20	0.17	0.17	0.03
Net realized and unrealized gain (loss) on investments	0.34		(1.20)	(0.28)	(0.27)	0.14	0.71
Total from investment operations	0.26		(1.22)	(0.08)	(0.10)	0.31	0.74
Paid-in-capital from redemption fees	—		—	—	—	—	0.00 (4)
Less distributions from:
Net investment income	(0.80)		(0.43)	(0.17)	(0.17)	(0.37)	(0.04)
Net realized gains	—		—	—	(0.56)	(0.03)	—
Return of capital	—		—	—	(0.08)	—	—
Total distributions	(0.80)		(0.43)	(0.17)	(0.81)	(0.40)	(0.04)
Net asset value, end of period	$5.45		$5.99	$7.64	$7.89	$8.80	$8.89
Total return (2)	4.27	% (8)	(17.13)%	(1.08)%	(1.09)%	3.39%	9.10%
Net assets, end of period (000s)	$600		$706	$1,561	$2,528	$9,075	$14,835
Ratio of gross expenses to average net assets (3)(5)	6.05	% (7)	2.62%	1.75%	1.58%	1.33%	1.26%
Ratio of net expenses to average net assets (5)	6.05	% (7)	2.60%	1.72%	1.54%	1.32%	1.26%
Ratio of net investment income (loss) to average net assets (5)(6)	(2.52	)% (7)	(0.29)%	2.52%	2.08%	1.87%	0.38%
Portfolio Turnover Rate	19	% (8)	411%	307%	279%	263%	71%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(4)	Amount represents less than $0.01 per share.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Income Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Year
	January 31, 2021		July 31,	July 31,	July 31,	July 31,	Ended
	(Unaudited)		2020	2019	2018	2017	July 31,
Class C Shares	(Not Consolidated)		(Not Consolidated)	(Not Consolidated)	(Not Consolidated)	(Not Consolidated)	2016
Net asset value, beginning of period	$5.65		$7.25	$7.50	$8.41	$8.52	$7.89
Activity from investment operations:
Net investment income (loss) (1)	(0.09)		(0.07)	0.13	0.10	0.11	(0.03)
Net realized and unrealized gain (loss) on investments	0.31		(1.14)	(0.26)	(0.26)	0.11	0.68
Total from investment operations	0.22		(1.21)	(0.13)	(0.16)	0.22	0.65
Less distributions from:
Net investment income	(0.78)		(0.39)	(0.12)	(0.14)	(0.30)	(0.02)
Net realized gains	—		—	—	(0.56)	(0.03)	—
Return of capital	—		—	—	(0.05)	—	—
Total distributions	(0.78)		(0.39)	(0.12)	(0.75)	(0.33)	(0.02)
Net asset value, end of period	$5.09		$5.65	$7.25	$7.50	$8.41	$8.52
Total return (2)	3.79	% (7)	(17.77)%	(1.72)%	(1.81)%	2.58%	8.30%
Net assets, end of period (000s)	$596		$821	$1,304	$1,601	$2,514	$2,277
Ratio of gross expenses to average net assets (3)(4)	6.80	% (6)	3.37%	2.50%	2.33%	2.08%	2.01%
Ratio of net expenses to average net assets (4)	6.80	% (6)	3.35%	2.47%	2.29%	2.07%	2.01%
Ratio of net investment income (loss) to average net assets (4)(5)	(3.07	)% (6)	(1.13)%	1.73%	1.32%	1.35%	(0.34)%
Portfolio Turnover Rate	19	% (7)	411%	307%	279%	263%	71%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Income Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Year
	January 31, 2021		July 31,	July 31,	July 31,	July 31,	Ended
	(Unaudited)		2020	2019	2018	2017	July 31,
Institutional Class Shares	(Not Consolidated)		(Not Consolidated)	(Not Consolidated)	(Not Consolidated)	(Not Consolidated)	2016
Net asset value, beginning of period	$6.07		$7.72	$7.97	$8.87	$8.96	$8.25
Activity from investment operations:
Net investment income (loss) (1)	(0.06)		0.05	0.22	0.20	0.19	0.07
Net realized and unrealized gain (loss) on investments	0.32		(1.26)	(0.28)	(0.27)	0.14	0.69
Total from investment operations	0.26		(1.21)	(0.06)	(0.07)	0.33	0.76
Paid-in-capital from redemption fees	—		—	—	—	—	0.00 (3)
Less distributions from:
Net investment income	(0.83)		(0.44)	(0.19)	(0.18)	(0.39)	(0.05)
Net realized gains	—		—	—	(0.56)	(0.03)	—
Return of capital	—		—	—	(0.09)	—	—
Total distributions	(0.83)		(0.44)	(0.19)	(0.83)	(0.42)	(0.05)
Net asset value, end of period	$5.50		$6.07	$7.72	$7.97	$8.87	$8.96
Total return (2)	4.31	% (8)	(16.83)%	(0.82)%	(0.69)%	3.63%	9.24%
Net assets, end of period (000s)	$1,112		$1,472	$16,367	$26,135	$110,676	$147,039
Ratio of gross expenses to average net assets (4)(6)	5.80	% (7)	2.37%	1.50%	1.33%	1.08%	1.01%
Ratio of net expenses to average net assets (4)	5.80	% (7)	2.35%	1.47%	1.29%	1.07%	1.01%
Ratio of net investment income (loss) to average net assets (4)(5)	(2.09	)% (7)	0.72%	2.81%	2.40%	2.08%	0.81%
Portfolio Turnover Rate	19	% (8)	411%	307%	279%	263%	71%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year		Year	Year	Year	Year
	Ended		Ended		Ended	Ended	Ended	Ended
	January 31, 2021		July 31,		July 31,	July 31,	July 31,	July 31,
Class A Shares	(Unaudited)		2020		2019	2018	2017	2016
Net asset value, beginning of period	$5.94		$7.37		$7.62	$7.23	$9.64	$9.12
Activity from investment operations:
Net investment income (loss) (1)	(0.04)		(0.00	) (4)	0.06	(0.01)	(0.07)	(0.11)
Net realized and unrealized gain (loss) on investments	0.03		(0.71)		0.73	0.58	(1.64)	0.74
Total from investment operations	(0.01)		(0.71)		0.79	0.57	(1.71)	0.63
Paid-in-capital from redemption fees (4)	0.00		0.00		0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	—		(0.72)		(1.04)	(0.18)	(0.70)	(0.11)
Total distributions	—		(0.72)		(1.04)	(0.18)	(0.70)	(0.11)
Net asset value, end of period	$5.93		$5.94		$7.37	$7.62	$7.23	$9.64
Total return (2)	(0.17	)% (8)	(11.47)%		12.80%	7.64%	(18.10)%	5.70%
Net assets, end of period (000s)	$6,590		$7,415		$12,524	$25,422	$49,728	$45,618
Ratio of gross expenses to average net assets (3)(5)	1.64	% (7)	1.53%		1.47%	1.40%	1.37%	1.40%
Ratio of net expenses to average net assets (5)	1.62	% (7)	1.51%		1.43%	1.38%	1.37%	1.40%
Ratio of net investment income (loss) to average net assets (5)(6)	(1.44	)% (7)	0.02%		0.91%	(0.12)%	(0.88)%	(1.20)%
Portfolio Turnover Rate	11	% (8)	11%		3%	0%	801%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(4)	Amount represents less than $0.01 per share.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2021		July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$5.61		$7.02	$7.28	$6.92	$9.29	$8.80
Activity from investment operations:
Net investment income (loss) (1)	(0.06)		(0.04)	0.01	(0.06)	(0.13)	(0.19)
Net realized and unrealized gain (loss) on investments	0.03		(0.67)	0.70	0.56	(1.57)	0.74
Total from investment operations	(0.03)		(0.71)	0.71	0.50	(1.70)	0.55
Paid-in-capital from redemption fees (4)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	—		(0.70)	(0.97)	(0.14)	(0.67)	(0.06)
Total distributions	—		(0.70)	(0.97)	(0.14)	(0.67)	(0.06)
Net asset value, end of period	$5.58		$5.61	$7.02	$7.28	$6.92	$9.29
Total return (2)	(0.53	)% (8)	(12.07)%	11.97%	6.92%	(18.66)%	5.57%
Net assets, end of period (000s)	$2,054		$2,379	$4,356	$5,607	$5,272	$5,215
Ratio of gross expenses to average net assets (3)(5)	2.39	% (7)	2.28%	2.22%	2.15%	2.12%	2.15%
Ratio of net expenses to average net assets (5)	2.37	% (7)	2.26%	2.18%	2.13%	2.12%	2.15%
Ratio of net investment income (loss) to average net assets (5)(6)	(2.19	)% (7)	(0.70)%	0.10%	(0.83)%	(1.64)%	(1.95)%
Portfolio Turnover Rate	11	% (8)	11%	3%	0%	801%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(4)	Amount represents less than $0.01 per share.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2021		July 31,	July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	(Unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$6.01		$7.44	$7.72	$7.32	$9.74	$9.21
Activity from investment operations:
Net investment income (loss) (1)	(0.04)		0.02	0.07	0.01	(0.05)	(0.09)
Net realized and unrealized gain (loss) on investments	0.04		(0.72)	0.75	0.59	(1.66)	0.75
Total from investment operations	—		(0.70)	0.82	0.60	(1.71)	0.66
Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	—		(0.73)	(1.10)	(0.20)	(0.71)	(0.13)
Total distributions	—		(0.73)	(1.10)	(0.20)	(0.71)	(0.13)
Net asset value, end of period	$6.01		$6.01	$7.44	$7.72	$7.32	$9.74
Total return (2)	0.00	% (8)	(11.23)%	13.12%	7.88%	(17.94)%	5.75%
Net assets, end of period (000s)	$73,600		$74,005	$110,610	$79,783	$67,565	$64,046
Ratio of gross expenses to average net assets (4)(5)	1.39	% (7)	1.28%	1.21%	1.15%	1.12%	1.15%
Ratio of net expenses to average net assets (5)	1.37	% (7)	1.26%	1.18%	1.13%	1.12%	1.15%
Ratio of net investment income (loss) to average net assets (5)(6)	(1.19	)% (7)	0.26%	1.03%	0.18%	(0.65)%	(0.95)%
Portfolio Turnover Rate	11	% (8)	11%	3%	0%	801%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

January 31, 2021

1.	ORGANIZATION

The Arrow DWA Tactical: Balanced Fund (“ADTBF”), formerly Arrow DWA Balanced Fund, the Arrow DWA Tactical: Macro Fund (“ADTMF”), formerly Arrow DWA Tactical Fund, the Arrow DWA Tactical: Income Fund (“ADTIF”), formerly Arrow Dynamic Income Fund and the Arrow Managed Futures Strategy Fund (“AMFSF”) (each a “Fund” and collectively, the “Funds”) are each a series of shares of beneficial interest of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Funds are diversified funds. ADTBF seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation. ADTMF seeks to achieve long-term capital appreciation with capital preservation as a secondary objective. ADTIF seeks income and long term capital appreciation with an emphasis on absolute (positive) returns, low volatility and low correlation to the equity and fixed income markets. AMFSF seeks long-term capital appreciation and to achieve absolute returns.

Each Fund was reorganized on March 1, 2012 from a series of Northern Lights Fund Trust, a Delaware statutory trust, to a series of the Trust. As a series of the Trust, each Fund is a continuation of a predecessor fund that was a series of Northern Lights Fund Trust.

The Funds currently offer Class A shares, Class C shares and Institutional Class Shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Institutional Class shares are offered at net asset value. Each class represents an interest in the same assets of a Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”)

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2021

Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange (including exchange-traded funds (“ETFs”)) are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty based on the proprietary index. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds (other than ETFs) are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount on such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities. There were no ETNs held during the six months ended January 31, 2021 for any of the Funds.

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Exchange Traded Funds – An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. Each ETF like a mutual fund is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance.

In certain circumstances, securities may be valued at their fair value as determined in good faith by Arrow Investment Advisors, LLC (the “Advisor”) and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more

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judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2021 for the Funds’ assets and liabilities measured at fair value:

Arrow DWA Tactical: Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$13,088,566	$—	$—	$13,088,566
Exchange Traded Funds	30,830,577	—	—	30,830,577
Purchased Put Options	430,000	—	—	430,000
Money Market Funds	8,020,609	—	—	8,020,609
Open Swap Contracts *	—	32,752	—	32,752
Total	$52,369,752	$32,752	$—	$52,402,504
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin-Open Short Futures Contracts *	$19,980	$—	$—	$19,980
Written Call Options	470,000	—	—	470,000
Open Swap Contracts *	—	187,243	—	187,243
Total	$489,980	$187,243	$—	$677,223

Arrow DWA Tactical: Macro Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$55,315,282	$—	$—	$55,315,282
Money Market Fund	306,313	—	—	306,313
Total	$55,621,595	$—	$—	$55,621,595

Arrow DWA Tactical: Income Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,234,080	$—	$—	$2,234,080
Money Market Fund	51,457	—	—	51,457
Total	$2,285,537	$—	$—	$2,285,537

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Arrow Managed Futures Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$42,624,536	$—	$—	$42,624,536
Money Market Funds	38,416,040	—	—	38,416,040
Open Swap Contracts *	—	487,785	—	487,785
Total	$81,040,576	$487,785	$—	$81,528,361
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts *	$—	$3,082,138	$—	$3,082,138
Total	$—	$3,082,138	$—	$3,082,138

The Funds did not hold any Level 3 securities at the end of the period.

*	Derivatives instruments include cumulative net unrealized gain or loss on futures contracts and swaps open as of January 31, 2021.

See Consolidated Portfolios of Investments for investments and derivatives segregated by industry, type and underlying exposure.

Consolidation of Subsidiaries – ADWAB Fund Limited (“ADB-CFC”), ADWAT Fund Limited (“ADT-CFC”), and Arrow MFT Fund Limited (“AMFS-CFC”) – The Consolidated Portfolios of Investments, Consolidated Statements of Asset and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of ADTBF, ADTMF, and AMFSF include the accounts of ADB-CFC, ADT-CFC, and AMFS-CFC, respectively, which are wholly -owned and controlled subsidiaries. ADTIF’s prior years’ financial highlights were consolidated with Northern Lights SPC (AAS-CFC) . All inter-company accounts and transactions have been eliminated in consolidation.

The Funds, except ADTIF, may invest up to 25% of their total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

The CFCs utilize commodity-based derivative products to facilitate the Funds’ pursuit of their investment objectives. In accordance with their investment objectives and through their exposure to the aforementioned commodity-based derivative products, the Funds may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk – A Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

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Credit Risk – There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for a Fund to sell the security. The Funds may invest, directly or indirectly, in high yield fixed-income securities (also known as “junk bonds”), which are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. The market values of medium- and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by a Fund. In addition, default may cause a Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Derivatives Risk – The Funds may use derivatives (including swaps, structured notes, options, futures and options on futures) to enhance returns or hedge against market declines. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause a Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Funds.

Fixed Income Risk – When a Fund invests in fixed income securities, the value of its investments in such securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by a Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter -term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by a Fund, possibly causing a Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

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Market Risk – The net asset value of the Fund will fluctuate based on changes in the value of the individual securities and ETFs in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Portfolio Turnover Risk – Portfolio turnover refers to the rate at which the securities held by the Funds are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce a Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Swap Counterparty Credit Risk – The Funds are subject to credit risk on the amount the Funds expect to receive from swap agreement counterparties. With certain exchange traded credit default swaps, there is minimal counterparty risk to a Fund in that the exchanges clearinghouse, as counter party, guarantees against default.

Taxation Risk – By investing in commodities indirectly through a CFC, the Funds will obtain exposure to the commodities markets within the federal tax requirements that apply to the Funds. However, any income received from the CFC will be passed through to each Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Wholly-Owned Subsidiary Risk – Each CFC will not be registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which each Fund and CFC, respectively, are organized, could result in the inability of each Fund and/or CFC to operate as described in the Prospectus and could negatively affect each Fund and their shareholders. Your cost of investing in a Fund will be higher because you indirectly bear the expenses of its CFC.

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A summary of each Fund’s investments in its respective CFC are as follows:

	Inception Date of	CFC Net Assets at	% of Total Net Assets at
	CFC	January 31, 2021	January 31, 2021
ADB-CFC	12/5/2012	$1,885,241	3.52%
ADT-CFC	12/12/2011	26,839	0.05%
AMFS-CFC	7/23/2010	11,647,042	14.16%

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – ADTBF and ADTMF intend to distribute substantially all of their net investment income at least annually and net capital gain annually. AMFSF intends to distribute substantially all of its investment income at least quarterly and net capital gain annually. ADTIF intends to distribute substantially all of its investment income at least monthly and net capital gain annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years July 31, 2018 – July 31, 2020, or expected to be taken in the Funds’ July 31, 2021 tax returns. The Funds identify their major tax jurisdictions as U.S. federal and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

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January 31, 2021

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities, if any.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Consolidated Statements of Operations. There were no forward currency contracts held during the six months ended January 31, 2021 for any Fund.

Futures Contracts – Each Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, that Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions – Each Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

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Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When a Fund purchases an option, an amount equal to the premium paid by a Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Funds will not invest in any structured notes unless the Funds’ management believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

Swap Agreements – The Funds may enter into swap agreements to manage their exposure to various risks. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index or a specific security on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offered Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR-based interest on the notional principal amount and receives (or pays

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if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/ moratorium). A Fund will become a protection seller to take on credit risk in order to earn a premium. A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Consolidated Statements of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Consolidated Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Consolidated Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.

Derivatives Disclosure

Fair Values of Derivative Instruments in ADTBF as of January 31, 2021:

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Financial Index Swap:	Unrealized appreciation on swap contracts	$—	Unrealized depreciation on swap contracts	$187,243

Commodity Index Swap:	Unrealized appreciation on swap contracts	32,752	Unrealized depreciation on swap contracts	—

Futures - Commodity contracts:	Variation margin - due from broker	—	Variation margin - due to broker	19,980

Purchased Put Options	Investments Securities: Unaffiliated companies at value	430,000	Investments Securities: Unaffiliated companies at value	—

Written Call Options	Options written at value	—	Options written at value	470,000
		$462,752		$677,223

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Fair Values of Derivative Instruments in AMFSF as of January 31, 2021:

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Financial Index Swap:	Unrealized appreciation on swap contracts	$—	Unrealized depreciation on swap contracts	$3,082,138

Commodity Index Swap:	Unrealized appreciation on swap contracts	487,785	Unrealized depreciation on swap contracts	—
		$487,785		$3,082,138

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the six months ended January 31, 2021 as disclosed in the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The effect of Derivative Instruments on the Consolidated Statements of Operations for the six months ended January 31, 2021:

ADTBF

	Commodity	Financial	Equity	Currency
Location	Contracts	Contracts	Contracts	Contracts	Total
Net realized gain (loss) from:
Futures contracts	$424,618	$—	$—	$—	$424,618
Swap contracts	86,805	125,976	—	—	212,781
Purchased Options	—	—	(1,010,300)	—	(1,010,300)
Written Options	—	—	776,182	—	776,182
Total net realized gain (loss)	$511,423	$125,976	$(234,118)	$—	$403,281

Net change in unrealized appreciation (depreciation) of:
Futures contracts	$(696,450)	$—	$—	$—	$(696,450)
Swap contracts	48,588	(204,441)	—	—	(155,853)
Purchased Options	—	—	(361,250)	—	(361,250)
Written Options	—	—	(177,500)	—	(177,500)
Total net change in unrealized appreciation (depreciation)	$(647,862)	$(204,441)	(538,750)	$—	$(1,391,053)

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ADTMF

	Commodity
Location	Contracts	Total
Net realized gain (loss) from:
Futures contracts	$2,298,418	$2,298,418
Total net realized gain (loss)	$2,298,418	$2,298,418

Net change in unrealized appreciation (depreciation) of:
Futures contracts	$(3,343,050)	$(3,343,050)
Total net change in unrealized appreciation (depreciation)	$(3,343,050)	$(3,343,050)

ADTIF

	Interest
Location	Contracts	Total
Net realized gain (loss) from:
Futures contracts	$469	$469
Total net realized gain (loss)	$469	$469

Net change in unrealized appreciation (depreciation) of:
Futures contracts	$(1,172)	$(1,172)
Total net change in unrealized appreciation (depreciation)	$(1,172)	$(1,172)

AMFSF

	Commodity	Financial
Location	Contracts	Contracts	Total
Net realized gain (loss) from:
Swap contracts	$759,494	$2,443,495	$3,202,989
Total net realized gain (loss)	$759,494	$2,443,495	$3,202,989

Net change in unrealized appreciation (depreciation) of:
Swap contracts	$766,308	$(3,448,998)	$(2,682,690)
Total net change in unrealized appreciation (depreciation)	$766,308	$(3,448,998)	$(2,682,690)

Credit Facility – The Funds have collectively entered into a $8.5 million secured Revolving Credit Agreement (the “Agreement”) with MUFG Union Bank, National Association, effective September 22, 2020. Prior to September 22, 2020, the agreement was for $15 million.. Under the terms of the Agreement, each Fund may not exceed the limit on borrowing money set forth in the Registration Statement of that Fund and the borrowing will be used only for

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temporary or emergency purposes including the financing of redemptions. Interest is charged to each Fund based on the prevailing market rates in effect at the time of the borrowing. The Funds will collateralize the borrowings with certain securities the Funds hold at the time of borrowing.

During the six months ended January 31, 2021, the Funds did not incur any interest expense (including origination fees) related to the borrowings. At January 31, 2021, there were no outstanding borrowings.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Each Fund’s policy is to recognize a net asset or liability in the Consolidated Statements of Assets and Liabilities equal to the unrealized appreciation or depreciation for futures and swaps contracts. During the six months ended January 31, 2021, each Fund was subject to a master netting arrangement for the futures and swaps. The following table shows additional information regarding the offsetting of assets and liabilities at January 31, 2021.

				Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
		Gross Amounts Offset in	Net Amounts of Assets
	Gross Amounts of	the Statements of Assets	Presented in the Statements	Financial	Cash Collateral
	Recognized Assets	& Liabilities	of Assets & Liabilities	Instruments	Received/(Pledged)	Net Amount
ADTBF
Swap Contracts - Morgan Stanley	$32,752	$—	$32,752	$—	$—	$32,752
Purchased Options	430,000	—	430,000	—	—	430,000
Total	$462,752	$—	$462,752	$—	$—	$462,752

AMFSF
Swaps Contracts - Morgan
Stanley	$487,785	$—	$487,785	$—	$—	$487,785
Total	$487,785	$—	$487,785	$—	$—	$487,785

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2021

				Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities
		Gross Amounts Offset in	Net Amounts of Assets
	Gross Amounts of	the Statements of Assets	Presented in the Statements	Financial	Cash Collateral
Description	Recognized Liabilities	& Liabilities	of Assets & Liabilities	Instruments	Pledged (1)	Net Amount
ADTBF
Swap Contracts - Morgan Stanley	$187,243	$—	$187,243	$—	$187,243	$—
Options Written	470,000	—	470,000	—	470,000	—
Futures Contracts - Goldman Sachs	19,980	—	19,980	—	19,980	—
Total	$677,223	$—	$677,223	$—	$677,223	$—

AMFSF
Swap Contracts - Morgan Stanley	$3,082,138	$—	$3,082,138	$3,082,138	$—	$—
Total	$3,082,138	$—	$3,082,138	$3,082,138	$—	$—

(1)	Collateral shown is limited to liability amount.

4.	INVESTMENT TRANSACTIONS

For the six months ended January 31, 2021, the cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
ADTBF	$16,793,621	$16,769,339
ADTMF	50,101,465	76,041,030
ADIF	423,638	874,695
AMFSF	4,609,105	7,009,433

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Arrow Investment Advisors, LLC, serves as the Funds’ investment advisor.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2021

Pursuant to an advisory agreement with the Trust, with respect to each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of ADTBF and ADTMF average daily net assets, 0.75% of ADTIF average daily net assets, and 0.85% of AMFSF average daily net assets. Effective December 1, 2020, ADTBF and ADTMF have reduced the annual rate from 1.00% to 0.90%.

Pursuant to an exemptive order, each Fund may invest a portion of its assets in the other funds managed by the Advisor. ADTBF invested in Arrow QVM Equity Factor ETF (“QVM”), Arrow DWA Tactical: International ETF (“DWCR”) and Arrow Reserve Capital Management ETF (“ARCM”). During the six months ended January 31, 2021, ADTBF, ADTMF and AMFSF invested in ARCM. The Advisor has agreed to waive 0.05% of its advisory fee on the portion of ADTBF’s assets that are invested in DWCR and QVM. The Advisor has agreed to waive 0.05% of its advisory fee on the portion of ADTBF, ADTMF and AMFSF’s assets that are invested in the ARCM. For the six months ended January 31, 2021, the Advisor waived $3,661, $595 and $12,483, in ADTBF, ADTMF and AMFSF, respectively, pursuant to its agreement. As of January 31, 2021, ADTBF is no longer invested in QVM, which was liquidated on November 16, 2020, and ADTMF is no longer invested in ARCM.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Funds. The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of its average daily net assets for Class A and an annual rate of 1.00% of its average daily net assets for Class C and is paid to Archer Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. The Distributor is an affiliate of the Advisor. For the six months ended January 31, 2021 the Distributor received $6,734, of which $1,000 was retained in commissions.

Gemini Fund Services, LLC (“GFS”) – GFS provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, each Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Trust for serving in such capacities.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2021

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for each Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	REDEMPTION FEES

The Funds, except for ADTIF, may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the six months ended January 31, 2021, ADTBF, ADTMF and AMFSF assessed $0, $19 and $1,143 respectively, in redemption fees.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

ADTBF and AMFSF currently invest a portion of their assets in ARCM, a Fund advised by the Advisor. ARCM is registered under the 1940 Act, as an open-end management investment company. ARCM’s investment objective seeks to preserve capital while maximizing current income. ARCM’s securities valuation policies are similar to the Funds’ policies. Each Fund may sell or redeem their investment in ARCM at any time if the Advisor determines that it is in the best interest of each Fund and its shareholders to do so. Each Fund’s performance will be directly affected by the performance of ARCM. The financial statements of ARCM, including the portfolio of investments, can be found at ARCM’s website, www.arrowfunds.com, or the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of January 31, 2021, ADTBF owned 3.9%, and AMFSF owned 83.5% of ARCM. As of January 31, 2021, the percentage of ADTBF and AMFSF’s net assets invested in ARCM was 3.7% and 51.8%, respectively.

ADTBF currently invests a portion of its assets in DWCR. DWCR is registered under the 1940 Act, as an open-end management investment company. DWCR’s investment objective seeks long -term capital appreciation by tracking the investment results of the Dorsey Wright Country and Stock Momentum Index. DWCR’s securities valuation policies are similar to ADTBF’s policies. ADTBF may sell or redeem its investment in DWCR at any time if the Advisor determines that it is in the best interest of ADTBF and its shareholders to do so. The performance of ADTBF will be directly affected by the performance of DWCR. The financial statements of DWCR, including the portfolio of investments, can be found at DWCR’s website, www.arrowfunds.com, or the SEC’s website, www.sec.gov, and should be read in conjunction with the ADTBF financial statements. As of January 31, 2021, ADTBF owned 84.0% of DWCR. As of January 31, 2021, the percentage of ADTBF’s net assets invested in DWCR was 20.0%.

AMFSF currently invests a portion of its assets in the Fidelity Investments Money Market Fund - Government Portfolio - Class I (“Fidelity”). Fidelity is registered under the 1940 Act as open-end management investment companies. AMFSF may redeem its investment in Fidelity at any time if the Advisor determines that it is in the best interest of AMFSF and its shareholders to do so. The performance of AMFSF will be directly affected by the performance of Fidelity. The

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2021

financial statements of Fidelity, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with AMFSF financial statements. As of January 31, 2021, the percentage of the Fund’s net assets invested in Fidelity Investments Money Market Fund - Government Portfolio - Class I was 38.6%.

8.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or is under common control. Companies which are affiliates of a Fund at January 31, 2021 are noted in the Funds’ Consolidated Portfolios of Investments. Transactions during the six months ended January 31, 2021 with companies which are affiliates are as follows:

ADTBF

								Net Change in
		Value -				Dividends		Unrealized	Shares -
		Beginning of		Sales	Realized Gain	Credited	Value - End	Appreciation/	End of
Cusip	Description	Period	Purchases	Proceeds	(Loss)	to Income	of Period	(Depreciation)	Period
042765776	Arrow Reserve Capital Management ETF	$2,514,487	$—	$(503,456)	$1,756	$4,807	$2,004,803	$(7,984)	20,026
042765685	Arrow DWA Tactical: International ETF	9,187,808	—	(23,695)	(1,945)	16,299	10,713,065	1,550,897	336,766
042765784	Arrow QVM Equity Factor ETF	2,261,226	867,395	(3,083,385)	(110,499)	8,100	—	65,263	—
		$13,963,521	$867,395	$(3,610,536)	$(110,688)	$29,206	$12,717,868	$1,608,176

ADTMF

Net Change in
		Value -				Dividends		Unrealized	Shares -
		Beginning of		Sales	Realized	Credited	Value - End	Appreciation/	End of
Cusip	Description	Period	Purchases	Proceeds	Loss	to Income	of Period	(Depreciation)	Period
042765776	Arrow Reserve Capital Management ETF	$120,570	$4,503,425	$(4,609,104)	$(14,451)	$6,087	$—	$(440)	—

AMFSF

Net Change in
		Value -				Dividends		Unrealized	Shares -
		Beginning of		Sales	Realized	Credited	Value - End	Appreciation/	End of
Cusip	Description	Period	Purchases	Proceeds	Gain	to Income	of Period	(Depreciation)	Period
042765776	Arrow Reserve Capital Management ETF	$45,171,249	$4,609,104	$(7,009,433)	$7,583	$70,232	$42,624,536	$(153,967)	425,777

Cross trades for the six months ended January 31, 2021 were executed by the Funds pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act (the “17a-7 Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust. The Board determines no less frequently than quarterly that such transactions were effected in compliance with the 17a-7 Procedures.

For the six months ended January 31, 2021, pursuant to these Procedures, each Fund’s total cross trades transactions were as follows:

Fund	Purchase at Cost	Sales Proceeds	Net Realized Gain/ (Loss)
ADTBF	$—	$503,425	$1,725
ADTMF	4,503,425	4,609,104	(14,450)
AMFSF	4,609,104	4,000,000	6,139

Amounts designated as “-” are zero or have been rounded to zero.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2021

9.      DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended July 31, 2020 and July 31, 2019 was as follows:

For the year ended July 31, 2020:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
ADTBF	$498,968	$432,048	$—	$931,016
ADTMF	1,017,965	6,340,492	—	7,358,457
ADTIF	418,134	—	—	418,134
AMFSF	12,343,687	—	—	12,343,687

For the year ended July 31, 2019:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
ADTBF	$1,340,380	$4,902,460	$—	$6,242,840
ADTMF	1,342,444	4,140,623	—	5,483,067
ADTIF	583,553	—	—	583,553
AMFSF	15,702,286	—	—	15,702,286

As of July 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other		Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Unrealized	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	Appreciation	Earnings/(Deficits)
ADTBF	$2,597,789	$1,286,364	$—	$—	$—	$3,804,107	$7,688,260
ADTMF	1,874,391	—	—	(2,707,783)	—	6,945,353	6,111,961
ADTIF	330,748	—	(1,270,637)	(1,426,395)	—	169,529	(2,196,755)
AMFSF	—	—	(3,150,126)	(879,425)	—	149,392	(3,880,159)

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, and mark-to-market on open futures and swap contracts.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2021

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
ADTBF	$—
ADTMF	—
ADTIF	—
AMFSF	3,150,126

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
ADTBF	$—
ADTMF	—
ADTIF	1,270,637
AMFSF	—

At July 31, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains along with capital loss carryforwards utilized as follows:

				Carry Forward
	Short-Term	Long-Term	Total	Utilized
ADTBF	$—	$—	$—	$—
ADTMF	2,707,783	—	2,707,783	—
ADTIF	549,340	877,055	1,426,395	—
AMFSF	715,218	164,207	879,425	13,800

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, equalization debits, the reclassification of Fund distributions, and adjustments for the Funds’ wholly owned subsidiaries, resulted in reclassifications for the Funds for the fiscal year ended July 31, 2020 as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Deficit)
ADTBF	$607,669	$(607,669)
ADTMF	414,479	(414,479)
ADTIF	—	—
AMFSF	(9,510,242)	9,510,242

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2021

10.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
ADTBF	$47,351,088	$11,194,785	$(6,176,121)	$5,018,664
ADTMF	46,971,620	8,919,528	(269,553)	8,649,975
ADTIF	2,049,491	236,049	(3)	236,046
AMFSF	81,045,151	—	(4,575)	(4,575)

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The Arrow Funds

EXPENSE EXAMPLES (Unaudited)

January 31, 2021

As a shareholder of the Arrow DWA Tactical: Balanced Fund, the Arrow DWA Tactical: Macro Fund, the Arrow DWA Tactical: Income Fund, or the Arrow Managed Futures Strategy Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b -1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Arrow Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 through January 31, 2021.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provides information about hypothetical account values and hypothetical expenses based on each of the Arrow Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Actual	8/1/2020	1/31/2021	8/1/2020 - 1/31/2021	8/1/2020 - 1/31/2021
DWA Tactical: Balanced Fund - Class A	$1,000.00	$1,077.90	$9.43	1.80%
DWA Tactical: Balanced Fund - Class C	1,000.00	1,074.90	13.33	2.55%
DWA Tactical: Balanced Fund - Institutional Class	1,000.00	1,079.90	8.12	1.55%

DWA Tactical: Macro Fund - Class A	1,000.00	1,105.50	9.87	1.86%
DWA Tactical: Macro Fund - Class C	1,000.00	1,100.80	13.82	2.61%
DWA Tactical: Macro Fund - Institutional Class	1,000.00	1,106.40	8.55	1.61%

DWA Tactical: Income Fund - Class A	1,000.00	1,042.70	31.14	6.05%
DWA Tactical: Income Fund - Class C	1,000.00	1,037.90	34.92	6.80%
DWA Tactical: Income Fund - Institutional Class	1,000.00	1,043.10	29.87	5.80%

Managed Futures Strategy - Class A	1,000.00	998.30	8.16	1.62%
Managed Futures Strategy - Class C	1,000.00	994.70	11.92	2.37%
Managed Futures Strategy - Institutional Class	1,000.00	1,000.00	6.91	1.37%

The Arrow Funds

EXPENSE EXAMPLES (Unaudited)(Continued)

January 31, 2021

	Beginning	Ending	Expense Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period *	During Period**
(5% return before expenses)	8/1/2020	1/31/2021	8/1/2020 - 1/31/2021	8/1/2020 - 1/31/2021
DWA Tactical: Balanced Fund - Class A	$1,000.00	$1,016.13	$9.15	1.80%
DWA Tactical: Balanced Fund - Class C	1,000.00	1,012.35	12.93	2.55%
DWA Tactical: Balanced Fund - Institutional Class	1,000.00	1,017.39	7.88	1.55%

DWA Tactical: Macro Fund - Class A	1,000.00	1,015.83	9.45	1.86%
DWA Tactical: Macro Fund - Class C	1,000.00	1,012.05	13.24	2.61%
DWA Tactical: Macro Fund - Institutional Class	1,000.00	1,017.09	8.19	1.61%

DWA Tactical: Income Fund - Class A	1,000.00	994.73	30.40	6.05%
DWA Tactical: Income Fund - Class C	1,000.00	990.94	34.10	6.80%
DWA Tactical: Income Fund - Institutional Class	1,000.00	995.98	29.17	5.80%

Managed Futures Strategy - Class A	1,000.00	1,017.04	8.25	1.62%
Managed Futures Strategy - Class C	1,000.00	1,013.26	12.03	2.37%
Managed Futures Strategy - Institutional Class	1,000.00	1,018.30	6.98	1.37%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Annualized.

The Arrow Funds

SUPPLEMENTAL INFORMATION (Unaudited)

January 31, 2021

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

At a meeting held September 10, 2020 and continued on September 29, 2020 (the “Meeting”), the Board of Trustees (the “Board”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Arrow Investment Trust (the “Trust”), and Arrow Investment Advisors, LLC (the “Adviser”) with respect to the Arrow DWA Tactical: Balanced Fund (the “Balanced Fund”), the Arrow DWA Tactical: Macro Fund (the “Macro Fund”), the Arrow Managed Futures Strategy Fund (the “Managed Futures Fund”), the Arrow DWA Tactical: Income Fund (the “Income Fund”), (each a “Fund” and collectively the “Funds”).

The Board, including the Independent Trustees, unanimously approved continuance of the Advisory Agreement based upon its review of the written materials provided at the Meeting, the reports provided at each quarterly meeting of the Board and the Board’s discussions with key personnel of the Adviser. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Below is a summary of the Board’s conclusions regarding various factors relevant to approval of continuance of the Advisory Agreement:

Nature, Extent and Quality of Services. In considering the renewal of the Advisory Agreement, the Board considered the nature, extent, and quality of services that the Adviser provided to the Funds, including the Adviser’s personnel and resources, a description of the manner in which investment decisions are made and executed, and a review of the financial condition of the Adviser. The Board reviewed the services the Adviser provided, including the activities of the Adviser’s best execution committee and the caliber of the investment management and related services. They discussed the Adviser’s compliance infrastructure and resources. The Board also considered the Adviser’s management of service provider relationships.

The Board found that the Adviser had consistently analyzed and evaluated various investment strategies in an effort to provide positive returns to shareholders. Further, the Board considered the experience and knowledge of the management team. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by the Adviser to the Funds were satisfactory.

Performance. The Board reviewed each Fund’s total return compared to the total returns of a group of funds selected by the Adviser that employed similar investment strategies as the respective Fund (each a “peer group”), benchmark index, and Morningstar category average.

Income Fund: The Board reviewed the Fund’s average total return compared to the average total returns of its peer group, Morningstar category average (Non-Traditional Bonds) and benchmark index (Barclays US Aggregate Bond Index). The Board noted that the Fund underperformed its peer group, Morningstar category average, and benchmark index over the one-year and three-year periods. The Board considered the proposed strategy changes to the Fund discussed earlier in the Meeting and determined to

The Arrow Funds

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

January 31, 2021

reevaluate the Fund’s performance once the new strategy has been implemented. The Board concluded that the performance of the Fund was satisfactory.

Balanced Fund: The Board reviewed the Fund’s average total return compared to the average total returns of its peer group, Morningstar category average (Morningstar Allocation 50%–70% Equity) and its benchmark index (Barclays US Aggregate Bond Index). The Board noted that the Fund outperformed its peer group for the year-to-date, one-year, and three-year periods and outperformed its Morningstar category average for the one-year period. The Board concluded that the performance of the Fund was satisfactory.

Macro Fund: The Board reviewed the Fund’s average total return compared to the average total returns of its peer group, Morningstar category average (Morningstar Tactical Allocation) and benchmark index (Barclays US Aggregate Bond Index). The Board considered that the performance of the Fund was in-line with its Morningstar category average for the year-to-date period, but that it underperformed its peer group for that period. The Board also considered the Fund’s three-star Morningstar rating. The Board concluded that the performance of the Fund was satisfactory.

Managed Futures Fund: The Board reviewed the Fund’s average total return compared to the average total returns of its peer group, Morningstar category average (Morningstar Managed Futures) and benchmark index (Barclays Top 50 CTA Index). The Board considered that the Fund underperformed against its peer group and benchmark index over for the twelve-month period, but outperformed its Morningstar Category average for the three -year and five-year periods. The Board further considered that the performance of the Fund is consistent with the Fund’s strategy. The Board concluded that that the performance of the Fund was satisfactory.

Advisory Fee. The Board reviewed each Fund’s advisory fee and expense ratio, taking into account the Fund’s average net assets, and reviewed information comparing the advisory fee and expense ratio to those of each Fund’s peer group and Morningstar category averages. The Board noted that the Adviser’s fees appeared to be reasonably aligned based on each Fund’s particular investment strategy and the resources needed to implement that strategy. The Board noted that Funds considered to be “alternative strategies” may generally require enhanced oversight compared to more traditional asset classes and that such additional cost may be evident in the level of the advisory fee. The Board discussed the Adviser’s ongoing quantitative and qualitative analysis of the sub-adviser, were applicable.

Income Fund: The Board considered that the Fund’s advisory fee was lower than the average of its peer group and higher than the average of its Morningstar Category. The Board further considered that the Fund’s overall expense ratio was lower than the average of its peer group and higher than the average of its Morningstar Category.

Balanced Fund: The Board considered that the Fund’s advisory fee was lower than the average of its peer group and higher than the average of its Morningstar Category. The Board further considered that the Fund’s overall expense ratio was higher than the average of its peer group and higher than the average of its Morningstar Category.

The Arrow Funds

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

January 31, 2021

Macro Fund: The Board considered that the Fund’s advisory fee was in line with the average of its peer group and higher than the average of its Morningstar Category. The Board further considered that the Fund’s overall expense ratio was lower than the average of its peer group and Morningstar Category.

Managed Futures Fund: The Board considered that the Fund’s advisory fee and overall expense ratio was lower than the average of its peer group and Morningstar Category.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect a reasonable sharing of economies of scale for the benefit of Fund investors. The Board noted no Fund had yet reached an asset level where the Adviser could likely realize meaningful economies of scale. The Board observed that economies of scale would be considered in the future as Fund asset levels grow.

Profitability. The Board reviewed the profitability of the Adviser with respect to each Fund, noting the Adviser did not realize a profit with respect to certain Funds. The Board concluded that the profitability of the Adviser in connection with the management of each Fund was not unreasonable, and that profits were necessary to adequately incentivize the Adviser to continue to provide high quality services.

Fallout Benefits. Because of its relationship with the Funds, the Adviser and its affiliates may receive certain benefits. The Board reviewed materials provided by the Adviser as to any such benefits.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement were fair and reasonable, and that the continuation of the Advisory Agreement was in the best interests of each Fund.

PRIVACY NOTICE

Arrow Investments Trust

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive, Suite 100
Laurel, MD 20707

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

ARROWF-SA21

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 4/09/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 4/09/21

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/ Treasurer

Date 4/09/21